UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jamie B. Ohl, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1.   Schedule of Investments

Wilshire Variable Insurance Trust
Equity Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 51.5%
Consumer Discretionary — 6.9%
21,706	Burberry Group PLC ADR	$1,040,585
26,550	CBS Corp., Class B	900,311
5,142	Coach, Inc.	397,374
9,650	Delphi Automotive PLC †	304,940
15,448	Dick's Sporting Goods, Inc.	742,740
20,739	Dollar General Corp. † (a)	958,142
33,200	Foot Locker, Inc.	1,030,860
14,200	Home Depot, Inc. (The)	714,402
58,292	Johnson Controls, Inc.	1,893,324
16,300	Lowe's Cos., Inc.	511,494
28,500	Macy's, Inc.(a)	1,132,305
7,663	Ross Stores, Inc.	445,220
4,578	Tiffany & Co.	316,477
16,784	TJX Cos., Inc.	666,493
8,659	VF Corp.	1,264,041
27,085	Walt Disney Co. (The)	1,185,781
11,500	Wyndham Worldwide Corp.	534,865
		14,039,354
Consumer Staples — 3.6%
7,275	Anheuser-Busch InBev NV ADR(a)	529,038
11,246	British American Tobacco PLC ADR(a)	1,138,320
13,300	Constellation Brands, Inc., Class A † (a)	313,747
22,950	CVS Caremark Corp.	1,028,160
16,387	Diageo PLC ADR(a)	1,581,345
12,412	Estee Lauder Cos., Inc. (The), Class A	768,799
27,155	General Mills, Inc.	1,071,265
2,625	Herbalife, Ltd.	180,653
19,200	Kraft Foods, Inc., Class A	729,792
		7,341,119
Energy — 7.0%
16,843	Anadarko Petroleum Corp.	1,319,481
6,750	Apache Corp.	677,970
14,350	Chevron Corp.	1,538,894
59,484	Cobalt International Energy, Inc. † (a)	1,786,304
10,775	ConocoPhillips	819,008
4,900	Devon Energy Corp.	348,488
28,416	Exxon Mobil Corp.	2,464,520
15,214	Hess Corp.	896,865
7,900	HollyFrontier Corp.	253,985
13,000	Marathon Petroleum Corp.	563,680
23,750	Nabors Industries, Ltd. † (a)	415,388
11,575	National Oilwell Varco, Inc.	919,865
2,950	Oil States International, Inc. † (a)	230,277
8,552	Schlumberger, Ltd.	598,041
16,000	Suncor Energy, Inc.(a)	523,200
50,303	Weatherford International, Ltd. †	759,072
		14,115,038
Financials — 7.9%
11,000	Aflac, Inc.	505,890
20,500	Allstate Corp. (The)	674,860
77,750	Bank of America Corp.	744,067
2,000	BlackRock, Inc., Class A(a)	409,800
13,900	Capital One Financial Corp.	774,786
24,200	Citigroup, Inc.	884,510
10,900	Comerica, Inc.(a)	352,724
48,150	Discover Financial Services	1,605,321
57,300	Fifth Third Bancorp	805,065
8,050	Goldman Sachs Group, Inc. (The)	1,001,179
33,800	JPMorgan Chase & Co.	1,554,124
48,100	KeyCorp	408,850
23,100	Lincoln National Corp.(a)	608,916

Shares		Value
Financials — 7.9% (continued)
26,050	MetLife, Inc.	$972,967
25,500	Morgan Stanley(a)	500,820
21,200	PNC Financial Services Group, Inc.	1,367,188
13,325	Prudential Financial, Inc.(a)	844,672
43,600	Regions Financial Corp.	287,324
35,400	SLM Corp.	557,904
9,761	Visa, Inc., Class A	1,151,798
		16,012,765
Health Care — 5.5%
8,892	Abbott Laboratories	544,991
10,950	Aetna, Inc.(a)	549,252
5,900	Agilent Technologies, Inc.	262,609
8,000	Amgen, Inc.	543,920
17,850	Bristol-Myers Squibb Co.	602,437
5,475	Celgene Corp. †	424,422
6,000	Eli Lilly & Co.	241,620
9,978	Express Scripts, Inc., Class A † (a)	540,608
26,260	Gilead Sciences, Inc. †	1,282,801
6,975	McKesson Corp.	612,196
8,277	Medco Health Solutions, Inc. †	581,873
23,500	Merck & Co., Inc.	902,400
39,018	NuVasive, Inc. †	657,063
70,350	Pfizer, Inc.	1,594,131
19,150	UnitedHealth Group, Inc.	1,128,701
10,101	WellPoint, Inc.	745,454
		11,214,478
Industrials — 5.2%
4,875	Caterpillar, Inc.	519,285
10,221	Cooper Industries PLC, Class A	653,633
54,897	CSX Corp.	1,181,383
2,225	Cummins, Inc.	267,089
9,350	Eaton Corp.(a)	465,911
22,207	Fluor Corp.	1,333,308
11,396	General Dynamics Corp.	836,239
80,600	General Electric Co.	1,617,642
24,575	Hertz Global Holdings, Inc. † (a)	369,608
11,238	Joy Global, Inc.	825,993
8,600	KBR, Inc.	305,730
8,673	Rexnord Corp. †	183,000
7,645	Rockwell Automation, Inc.	609,306
18,708	Textron, Inc.(a)	520,644
9,250	Timken Co.	469,345
5,750	Tyco International, Ltd.	323,035
		10,481,151
Information Technology — 10.5%
38,427	Acme Packet, Inc. †	1,057,511
9,350	Adobe Systems, Inc. †	320,799
7,289	Apple, Inc. †	4,369,537
5,044	Baidu, Inc. ADR †	735,264
16,800	Broadcom Corp., Class A	660,240
54,450	Cisco Systems, Inc.	1,151,617
6,739	Citrix Systems, Inc. †	531,774
19,700	Dell, Inc. †	327,020
28,867	eBay, Inc. †	1,064,904
13,100	EMC Corp. †	391,428
3,655	Google, Inc., Class A †	2,343,732
7,700	KLA-Tencor Corp.	419,034
9,600	Lam Research Corp. † (a)	428,352
25,792	OpenTable, Inc. † (a)	1,043,802
31,028	QUALCOMM, Inc.	2,110,525
8,767	Salesforce.com, Inc. †	1,354,589
25,250	Seagate Technology PLC	680,487
12,150	Skyworks Solutions, Inc. † (a)	335,948

Wilshire Variable Insurance Trust
Equity Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 10.5% (continued)
18,150	Symantec Corp. †	$339,405
24,243	Texas Instruments, Inc.	814,807
45,130	Western Union Co. (The)(a)	794,288
		21,275,063
Materials — 2.7%
3,950	Agrium, Inc.	341,162
7,400	Ashland, Inc.	451,844
1,475	CF Industries Holdings, Inc.	269,409
3,600	Domtar Corp.(a)	343,368
49,828	Freeport-McMoRan Copper & Gold, Inc.	1,895,457
16,100	LyondellBasell Industries NV, Class A	702,765
25,091	Mosaic Co.	1,387,281
4,700	Nucor Corp.	201,865
		5,593,151
Telecommunication Services — 0.6%
38,500	AT&T, Inc.	1,202,355

Utilities — 1.6%
12,400	CMS Energy Corp.(a)	272,800
7,800	FirstEnergy Corp.(a)	355,602
5,500	National Fuel Gas Co.(a)	264,660
32,200	NiSource, Inc.	784,070
35,650	PPL Corp.	1,007,469
12,150	Southern Co.	545,900
		3,230,501
Total Common Stock (Cost $89,968,224)		104,504,975

INVESTMENT IN UNDERLYING FUNDS — 48.0%
11,344,062	Wilshire Large Cap Core Plus Fund * (Cost $80,969,270)	97,218,615

SHORT-TERM INVESTMENT — 7.6%
13,384,249	Northern Trust Institutional Liquid Asset Trust, 0.010% (b) (c)	13,384,249
1,773,835	Northern Trust Institutional Government Select Portfolio, 0.010%(c)	1,773,835

Total Short-Term Investment (Cost $15,158,084)	15,158,084

Total Investments — 106.9%
(Cost $186,095,578)††	216,881,674
Other Assets & Liabilities, Net — (0.4)%	(14,148,664)
NET ASSETS — 100.0%	$202,733,010

*	Affiliated Fund
†	Non-income producing security
††	At March 31, 2012, the tax basis cost of the Fund's investments was $186,095,578, and the unrealized appreciation and depreciation were $31,834,085 and $(1,047,989) respectively.
(a)	This security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $13,121,686.
(b)	The security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2012 was $13,384,249.
(c)	Rate shown is 7-day effective yield as of March 31, 2012.

ADR — American Depositary Receipt
LP — Limited Partnernership Investment
NY— New York
PLC— Public Limited Company

As of March 31, 2012, all of the Fund’s investments in securities were considered Level 1.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Balanced Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value

INVESTMENT IN UNDERLYING FUNDS - 100.0%
9,526,357	Wilshire Large Cap Core Plus Fund *	$81,164,558
4,381,432	Wilshire Variable Insurance Trust Income Fund *	52,051,415
1,961,952	Wilshire Variable Insurance Trust International Equity Fund *	23,445,328

Total Investments in Underlying Funds - 100.0% (Cost $143,888,643)		156,661,301

SHORT-TERM INVESTMENTS - 0.2%
373,959	Northern Trust Institutional Government Select Portfolio (a) (Cost $373,959)	373,959

Total Investments - 100.2%
(Cost $144,262,602) †		157,035,260
Other Assets & Liabilities, Net - (0.2)%		(384,761)
NET ASSETS - 100.0%		$156,650,499

*	Affiliated Fund
(a)	Rate shown is the 7-day effective yield as of March 31, 2012.
†	At March 31, 2012, the tax basis cost of the Fund’s investments was $144,262,602 and the unrealized appreciation and depreciation were $14,078,488 and $(1,305,830), respectively.

As of March 31, 2012, all of the Fund’s investments in securities were considered Level 1.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Income Fund	March 31, 2012
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

ASSET-BACKED SECURITIES — 4.2%
Ameriquest Mortgage Securities, Inc.
0.587%(a)	04/25/34	$87,760	$71,284
Amortizing Residential Collateral Trust
0.532%(a)	01/01/32	25,593	16,461
0.744%(a)	10/25/34	155,530	135,125
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.727%	07/10/43	16,000	16,630
5.421%(a)	09/10/45	31,000	32,979
Bayview Financial Acquisition Trust
0.916%(a)	02/28/44	58,620	54,764
Bear Stearns Asset Backed Securities Trust
0.742%(a)	09/25/34	53,283	46,105
Citigroup Mortgage Loan Trust, Inc.
5.550%	08/25/35	200,000	125,309
Conseco Financial Corp.
9.150%	01/15/18	4,000	1,259
Delta Funding Home Equity Loan Trust
7.040%	06/25/27	1,405	1,425
Education Funding Capital Trust I
1.520%(a)	12/15/42	150,000	138,000
1.750%(a)	12/15/42	150,000	136,506
Green Tree Home Improvement Loan Trust
7.600%	07/15/20	502	498
Green Tree Recreational Equipment & Consumer Trust
7.250%	03/15/29	9,808	5,898
Greenpoint Manufactured Housing
2.277%	11/22/31	75,000	62,356
3.027%(a)	03/18/29	100,000	77,881
3.743%(a)	06/19/29	50,000	36,085
3.751%(a)	03/13/32	100,000	75,405
3.755%(a)	02/20/32	100,000	75,823
3.779%(a)	02/20/30	50,000	36,310
JP Morgan Chase Commercial Mortgage Securities Corp.
5.440%	05/15/45	25,000	26,777
Keycorp Student Loan Trust
0.820%(a)	10/25/32	173,430	161,873
MSDWCC Heloc Trust
0.432%(a)	07/25/17	13,636	11,279
Northstar Education Finance, Inc.
1.373%(a)	10/30/45	400,000	219,001
1.471%(a)	01/29/46	200,000	156,762
SACO I, Inc.
0.502%(a)	09/25/35	16,414	15,877
0.522%(a)	06/25/36	85,788	43,830
0.702%(a)	03/25/36	91,975	44,215
Saxon Asset Securities Trust
0.562%(a)	05/25/35	96,454	67,546

	Maturity Date	Par	Value

SLM Student Loan Trust
0.904%(a)	09/16/24	$300,000	$271,890
WaMu Asset-Backed Certificates
0.414%(a)	05/25/47	1,300,000	858,416
0.534%(a)	05/25/47	1,300,000	450,086

Total Asset-Backed Securities
(Cost $4,976,568)			3,473,655

COLLATERALIZED MORTGAGE OBLIGATIONS — 35.4%
Agency Mortgage-Backed Obligation — 28.1%
FHLMC
5.000%	09/01/33	132,576	143,126
5.000%	08/01/33	292,220	315,474
5.000%	09/01/33	249,293	269,131
5.000%	09/01/33	77,230	83,375
5.000%	10/01/33	258,482	279,052
5.510%(a)	05/01/37	442,789	468,655
5.555%(a)	01/01/38	288,432	309,026
FHLMC Multifamily Structured Pass Through Certificates, IO
1.056%(a)	01/25/20	1,356,899	85,894
1.237%(a)	04/25/20	815,777	58,786
1.514%(a)	08/25/20	453,690	39,843
1.565%(a)	02/25/18	1,947,817	147,451
1.586%(a)	10/25/21	174,723	19,802
1.681%(a)	07/25/21	399,060	46,694
1.681%(a)	06/25/20	701,060	69,949
2.011%(a)	08/25/18	179,877	19,028
FHLMC TBA
3.500%	05/01/41	500,000	510,703
5.500%	05/01/37	100,000	108,500
FNMA
4.000%	11/01/41	386,204	405,366
4.000%	12/01/41	1,865,708	1,958,279
4.500%	12/01/31	98,730	105,118
4.500%	05/01/31	262,736	279,737
4.500%	04/01/41	275,734	296,054
4.500%	11/01/31	98,101	104,449
4.500%	06/01/31	87,666	93,338
4.500%	09/01/41	93,753	100,710
4.500%	04/01/31	87,058	92,691
5.500%	04/01/36	465,413	501,283
5.500%	09/01/35	1,062,608	1,163,101
5.500%	11/01/36	269,262	294,053
5.886%(a)	01/01/37	190,728	205,649
6.000%	12/01/39	662,637	730,748
7.000%	05/01/32	31,547	37,278
7.000%	02/01/39	300,000	344,653
7.000%	04/01/37	100,000	116,048
9.750%	11/25/18	244,020	283,778
9.750%	08/25/19	67,807	78,036
FNMA TBA
2.500%	05/01/17	300,000	303,328
3.000%	04/25/26	2,000,000	2,070,312
6.500%	05/01/37	1,600,000	1,791,000
GNMA
0.642%(a)	12/20/60	195,936	193,677

Wilshire Variable Insurance Trust
Income Fund	March 31, 2012
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Agency Mortgage-Backed Obligation — 28.1% (continued)
0.722%(a)	03/20/61	$195,116	$192,516
0.742%(a)	03/20/61	96,928	96,106
4.500%	03/15/40	45,670	49,843
5.000%	04/15/40	169,581	188,591
5.000%	05/15/40	342,926	381,376
5.000%	08/20/40	1,762,725	1,943,990
5.000%	11/20/40	225,934	249,168
5.000%	09/20/40	154,456	170,339
5.500%	05/15/36	76,027	85,224
6.000%	03/15/37	73,443	82,915
6.000%	03/15/35	632,588	719,320
6.000%	05/15/33	69,757	79,387
6.500%	10/20/37	454,440	521,172
GNMA TBA
3.500%	04/01/41	600,000	625,219
4.000%	04/01/40	400,000	429,250
4.500%	04/01/39	2,500,000	2,719,141
6.000%	04/15/35	100,000	112,844
6.000%	04/28/36	100,000	112,500
			23,282,076

Non-Agency Mortgage-Backed Obligation — 7.3%
American Home Mortgage Assets
0.472%(a)	05/25/46	179,375	25,214
Banc of America Commercial Mortgage, Inc.
5.567%(a)	06/10/49	60,000	62,704
5.620%	02/10/51	10,000	10,621
5.732%(a)	05/10/45	290,000	329,521
Banc of America Funding Corp.
2.798%(a)	09/20/35	1,216,985	689,869
Banc of America Mortgage Securities, Inc.
2.871%(a)	02/25/34	12,196	10,209
Bear Stearns Adjustable Rate Mortgage Trust
2.795%(a)	02/25/34	42,798	37,017
3.444%(a)	11/25/34	58,918	50,135
Citigroup Mortgage Loan Trust, Inc.
3.112%(a)	02/25/34	51,335	43,068
Countrywide Alternative Loan Trust
0.452%(a)	03/20/46	68,805	36,502
2.805%(a)	09/25/34	93,083	65,318
DBUBS Mortgage Trust
3.642%	08/10/44	100,000	106,898
First Horizon Asset Securities, Inc.
2.625%(a)	02/25/35	240,831	222,639
GE Capital Commercial Mortgage Corp.
5.543%	12/10/49	140,000	152,134
Greenpoint Mortgage Funding Trust
0.812%(a)	04/25/36	495,878	277,189
Harborview Mortgage Loan Trust
0.462%(a)	05/19/35	114,957	72,944

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation — 7.3% (continued)
Homebanc Mortgage Trust
0.452%(a)	05/25/37	$87,548	$60,469
Impac CMBS Trust
0.542%(a)	05/25/35	96,934	72,709
Indymac Index Mortgage Loan Trust
0.362%(a)	06/25/47	246,398	129,884
0.502%(a)	07/25/36	252,951	123,742
0.782%(a)	06/25/35	420,080	283,844
2.619%(a)	03/25/35	92,649	66,052
4.878%(a)	09/25/35	62,157	46,682
LB-UBS Commercial Mortgage Trust
4.954%	09/15/30	220,000	241,789
Luminent Mortgage Trust
0.432%(a)	05/25/46	213,223	106,031
Master Adjustable Rate Mortgages Trust
0.997%(a)	12/25/46	247,633	95,946
2.704%(a)	02/25/35	230,733	193,863
3.298%(a)	12/25/34	15,520	12,589
Merrill Lynch
5.485%(a)	03/12/51	30,000	32,303
Morgan Stanley Capital I
4.989%	08/13/42	31,000	34,039
5.692%(a)	04/15/49	130,000	141,976
5.735%(a)	10/15/42	90,000	101,159
5.809%	12/12/49	100,000	114,441
Morgan Stanley Mortgage Loan Trust
0.392%(a)	01/25/35	331,630	254,544
0.802%(a)	03/25/36	121,899	26,061
2.449%(a)	07/25/35	146,857	106,881
2.777%(a)	07/25/34	61,061	55,803
2.784%(a)	08/25/34	94,056	77,601
Prime Mortgage Trust
8.000%	07/25/34	142,098	121,771
Residential Asset Securitization Trust
4.750%	02/25/19	233,252	235,769
Sequoia Mortgage Trust
0.442%(a)	07/20/36	259,389	191,377
Structured Adjustable Rate Mortgage Loan Trust
2.572%(a)	01/25/35	115,490	95,954
2.579%(a)	11/25/34	101,381	85,161
WaMu Mortgage Pass-Through Certificates
0.564%(a)	08/25/45	267,364	219,276
2.463%(a)	02/25/33	64,106	61,290
2.468%(a)	10/25/33	253,625	253,837
2.478%(a)	10/25/35	92,357	87,130
Washington Mutual MSC Mortgage Pass-Through Certificates
2.500%(a)	01/25/35	39,394	37,704
Wells Fargo Mortgage Backed Securities Trust
2.697%(a)	04/25/36	24,824	18,839

Wilshire Variable Insurance Trust
Income Fund	March 31, 2012
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation — 7.3% (continued)
WF-RBS Commercial Mortgage Trust
3.667%	11/15/44	$26,000	$27,095
			6,005,593

Total Collateralized Mortgage Obligations
(Cost $30,538,868)			29,287,669

CORPORATE BONDS — 28.2%
Consumer Discretionary — 2.2%
Boyd Gaming Corp.
7.125%(b)	02/01/16	10,000	9,650
CCO Holdings LLC
6.500%(b)	04/30/21	160,000	165,600
7.000%	01/15/19	80,000	84,800
Cengage Learning Acquisitions, Inc.
10.500%(b) (c)	01/15/15	10,000	7,525
Comcast Corp.
6.500%	01/15/15	365,000	416,486
Cricket Communications, Inc.
7.750%	05/15/16	80,000	84,400
CSC Holdings LLC
8.625%	02/15/19	10,000	11,500
Daimler Finance North America LLC
6.500%	11/15/13	30,000	32,671
DISH DBS Corp.
6.750%(b)	06/01/21	20,000	21,550
7.000%	10/01/13	20,000	21,350
7.750%	05/31/15	40,000	45,450
7.875%	09/01/19	45,000	51,750
Inn of the Mountain Gods Resort & Casino
8.750%(c)	11/30/20	2,000	1,955
Intelsat Jackson Holdings SA
7.250%	04/01/19	30,000	31,537
McDonald's Corp. MTN
5.350%(b)	03/01/18	40,000	47,932
MGM Resorts International
10.375%	05/15/14	5,000	5,669
11.125%	11/15/17	20,000	22,625
Mohegan Tribal Gaming Authority
10.500%(c)	12/15/16	5,000	4,313
News America, Inc.
6.650%	11/15/37	10,000	11,656
Reed Elsevier Capital, Inc.
8.625%	01/15/19	120,000	151,297
Service Corp. International
7.500%	04/01/27	30,000	30,375
Sprint Capital Corp.
6.875%	11/15/28	10,000	7,650

	Maturity Date	Par	Value

Consumer Discretionary — 2.2% (continued)
Time Warner Cable, Inc.
5.500%	09/01/41	$10,000	$10,475
5.875%	11/15/40	120,000	129,297
6.750%	06/15/39	50,000	59,617
7.300%	07/01/38	60,000	75,660
8.250%	04/01/19	180,000	230,202
8.750%	02/14/19	10,000	13,054
			1,786,046
Consumer Staples — 1.5%
Altria Group, Inc.
4.750%	05/05/21	110,000	118,243
9.250%	08/06/19	140,000	188,262
CVS Caremark Corp.
6.600%	03/15/19	180,000	222,037
Kraft Foods, Inc.
5.375%	02/10/20	220,000	254,329
PepsiCo, Inc.
7.900%	11/01/18	41,000	55,182
Philip Morris International, Inc.
2.900%	11/15/21	120,000	118,330
4.500%	03/20/42	60,000	59,192
Reynolds American, Inc.
6.750%(b)	06/15/17	70,000	83,388
Safeway, Inc.
3.950%(b)	08/15/20	40,000	39,667
4.750%	12/01/21	80,000	82,702
			1,221,332
Energy — 4.3%
Anadarko Petroleum Corp.
6.375%	09/15/17	30,000	35,647
Apache Corp.
6.000%	09/15/13	140,000	150,839
Arch Coal, Inc.
7.000%(c)	06/15/19	50,000	46,125
Baker Hughes, Inc.
7.500%	11/15/18	160,000	211,093
Chesapeake Energy Corp.
6.875%(b)	11/15/20	90,000	92,925
Concho Resources, Inc.
5.500%	10/01/22	10,000	9,850
6.500%	01/15/22	54,000	56,970
ConocoPhillips
4.750%	10/15/12	60,000	61,357
5.900%	05/15/38	70,000	86,920
Consol Energy, Inc.
6.375%	03/01/21	60,000	57,300
8.000%(b)	04/01/17	30,000	31,275
Devon Energy Corp.
5.600%	07/15/41	160,000	180,034
Energy Transfer Partners LP
6.700%	07/01/18	130,000	149,038

Wilshire Variable Insurance Trust
Income Fund	March 31, 2012
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Energy — 4.3% (continued)
Enterprise Products Operating LLC
4.050%	02/15/22	$10,000	$10,355
5.700%	02/15/42	110,000	118,937
6.125%	10/15/39	20,000	22,523
6.500%	01/31/19	200,000	237,349
Hess Corp.
7.300%	08/15/31	57,000	72,532
7.875%	10/01/29	60,000	79,847
8.125%(b)	02/15/19	80,000	103,314
Kerr-McGee Corp.
6.950%	07/01/24	70,000	84,542
7.875%	09/15/31	135,000	174,086
Key Energy Services, Inc.
6.750%	03/01/21	70,000	71,925
Kinder Morgan Energy Partners LP
5.000%	12/15/13	25,000	26,548
5.850%	09/15/12	10,000	10,207
6.000%	02/01/17	120,000	138,313
MarkWest Energy Partners
6.250%	06/15/22	20,000	21,000
Noble Energy, Inc.
4.150%	12/15/21	170,000	173,759
Occidental Petroleum Corp.
3.125%	02/15/22	90,000	90,798
Peabody Energy Corp.
6.500%	09/15/20	80,000	80,000
Pemex Project Funding Master Trust
6.625%	06/15/35	207,000	235,980
QEP Resources, Inc.
6.875%	03/01/21	90,000	99,450
Regency Energy Partners
6.500%	07/15/21	75,000	79,500
Tennessee Gas Pipeline Co.
7.625%	04/01/37	90,000	107,579
Williams Cos., Inc.
7.500%	01/15/31	167,000	200,428
7.750%	06/15/31	25,000	30,455
Williams Partners
5.250%	03/15/20	40,000	44,096
WPX Energy, Inc.
6.000%(b) (c)	01/15/22	40,000	40,000
			3,522,896
Financials — 11.2%
Ally Financial, Inc.
5.500%	02/15/17	170,000	170,202
8.300%	02/12/15	190,000	206,863
American Express Co.
6.800%(a)	09/01/66	105,000	107,100
American Express Credit Corp. MTN
5.125%	08/25/14	180,000	195,767
5.875%	05/02/13	70,000	73,611

	Maturity Date	Par	Value

Financials — 11.2% (continued)
American International Group, Inc.
5.850%	01/16/18	$40,000	$43,500
6.250%	03/15/37	100,000	90,000
6.400%	12/15/20	510,000	577,182
Anadarko Finance Co.
7.500%	05/01/31	100,000	123,534
Bank of America Corp.
3.875%	03/22/17	30,000	30,165
5.000%(b)	05/13/21	130,000	130,201
7.625%	06/01/19	210,000	242,154
Berkshire Hathaway, Inc.
3.200%	02/11/15	60,000	63,920
Boeing Capital Corp.
4.700%(b)	10/27/19	70,000	80,876
Caterpillar Financial Services Corp. MTN
6.200%	09/30/13	160,000	173,391
Citigroup, Inc.
5.000%	09/15/14	275,000	284,798
5.500%	10/15/14	10,000	10,729
6.000%	12/13/13	250,000	264,874
6.010%(b)	01/15/15	100,000	108,650
6.875%	03/05/38	200,000	230,920
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%(b)	01/19/17	290,000	296,478
Countrywide Financial Corp.
6.250%(b)	05/15/16	50,000	52,104
FIA Card Services
7.125%	11/15/12	510,000	522,774
Ford Motor Credit Co. LLC
8.125%(b)	01/15/20	100,000	120,875
General Electric Capital Corp. MTN
5.300%(b)	02/11/21	170,000	184,116
5.625%	05/01/18	210,000	243,727
6.375%(a)	11/15/67	320,000	326,400
6.875%(b)	01/10/39	370,000	456,928
Goldman Sachs Capital II
5.793%(a)	06/01/43	20,000	13,725
Goldman Sachs Group, Inc. MTN
3.625%(b)	08/01/12	30,000	30,264
4.750%	07/15/13	10,000	10,352
5.250%	10/15/13	40,000	41,871
5.375%(b)	03/15/20	250,000	254,144
5.450%(b)	11/01/12	50,000	51,139
5.750%	01/24/22	180,000	185,173
6.000%	06/15/20	10,000	10,522
6.250%	02/01/41	220,000	217,283
HSBC Finance Corp.
6.375%	11/27/12	40,000	41,323
6.676%(c)	01/15/21	10,000	10,674
ING Capital Funding Trust III
4.070%(a)	12/29/49	10,000	8,608
JPMorgan Chase & Co.
4.250%(b)	10/15/20	110,000	112,625

Wilshire Variable Insurance Trust
Income Fund	March 31, 2012
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Financials — 11.2% (continued)
4.400%	07/22/20	$90,000	$93,367
5.125%	09/15/14	545,000	584,012
5.150%	10/01/15	200,000	217,574
MetLife, Inc.
4.750%(b)	02/08/21	80,000	87,751
5.875%(b)	02/06/41	160,000	191,432
6.400%	12/15/36	40,000	39,200
Morgan Stanley MTN
1.015%(a)	10/18/16	40,000	34,348
4.750%	03/22/17	20,000	20,007
6.625%	04/01/18	100,000	105,301
Private Export Funding Corp.
2.125%	07/15/16	260,000	272,810
SLM Corp. MTN
5.000%	04/15/15	10,000	10,177
5.050%(b)	11/14/14	30,000	30,743
5.625%	08/01/33	25,000	21,344
SunTrust Preferred Capital I
4.000%(a)	12/31/49	11,000	7,810
Wachovia Capital Trust III
5.570%(a)	12/31/49	380,000	359,100
Wachovia Corp.
5.625%	10/15/16	590,000	657,739
Wells Fargo & Co.
3.676%(d)	06/15/16	50,000	53,396
5.000%(b)	11/15/14	5,000	5,363
Wells Fargo Capital X
5.950%	12/15/36	100,000	100,910
			9,291,926
Health Care — 3.5%
Abbott Laboratories
5.125%	04/01/19	170,000	200,516
Aristotle Holding, Inc.
3.500%(c)	11/15/16	280,000	292,474
Fresenius Medical Care US Finance, Inc.
6.875%(b)	07/15/17	145,000	160,588
GlaxoSmithKline Capital, Inc.
5.650%	05/15/18	170,000	205,299
HCA, Inc.
6.250%	02/15/13	14,000	14,367
6.500%	02/15/20	90,000	94,500
7.500%(b)	11/15/95	20,000	15,900
7.690%	06/15/25	30,000	28,912
Humana, Inc.
7.200%	06/15/18	100,000	119,818
Medtronic, Inc.
3.125%	03/15/22	10,000	10,047
4.450%	03/15/20	60,000	67,565
Reynolds Group Issuer, Inc.
7.125%(c)	04/15/19	170,000	177,225
Tenet Healthcare Corp.
8.875%(b)	07/01/19	760,000	851,200
9.250%(b)	02/01/15	71,000	78,810

	Maturity Date	Par	Value

Health Care — 3.5% (continued)
Thermo Fisher Scientific, Inc.
3.600%	08/15/21	$40,000	$42,220
UnitedHealth Group, Inc.
3.375%(b)	11/15/21	40,000	41,059
3.875%	10/15/20	30,000	31,689
5.700%	10/15/40	60,000	69,655
6.000%	02/15/18	10,000	12,078
WellPoint, Inc.
3.700%(b)	08/15/21	150,000	155,672
5.875%	06/15/17	20,000	23,353
Wyeth
5.950%	04/01/37	160,000	202,696
			2,895,643
Industrials — 0.9%
Boeing Co.
4.875%	02/15/20	40,000	47,218
6.000%(b)	03/15/19	60,000	73,754
Continental Airlines 1998-1 Class A Pass Through Trust
6.648%	09/15/17	62,946	65,854
Delta Air Lines, Inc.
6.821%	08/10/22	249,198	272,871
RailAmerica, Inc.
9.250%	07/01/17	12,000	12,645
United Parcel Service, Inc.
4.500%	01/15/13	260,000	268,240
Waste Management, Inc.
7.375%	05/15/29	20,000	25,845
			766,427
Materials — 0.9%
Barrick Corp.
3.850%(c)	04/01/22	30,000	29,825
Barrick North America Finance LLC
4.400%	05/30/21	170,000	179,190
Celulosa Arauco y Constitucion SA
4.750%(c)	01/11/22	40,000	40,946
CF Industries, Inc.
7.125%	05/01/20	10,000	11,913
Ecolab, Inc.
4.350%	12/08/21	30,000	31,803
Freeport-McMoRan Copper & , Inc.
3.550%	03/01/22	130,000	124,854
PPG Industries, Inc.
5.750%	03/15/13	30,000	31,271
6.650%	03/15/18	30,000	36,430
Steel Dynamics, Inc.
6.750%(b)	04/01/15	60,000	61,050
7.625%(b)	03/15/20	10,000	10,825
7.750%(b)	04/15/16	10,000	10,375

Wilshire Variable Insurance Trust
Income Fund	March 31, 2012
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Materials — 0.9% (continued)
Vale Overseas, Ltd.
4.375%	01/11/22	$216,000	$216,960
			785,442
Telecommunication Services — 1.4%
AT&T, Inc.
3.875%	08/15/21	30,000	31,731
5.100%	09/15/14	80,000	88,057
5.350%	09/01/40	30,000	31,899
5.500%	02/01/18	110,000	129,596
6.550%	02/15/39	20,000	24,339
Bellsouth Capital Funding Corp.
7.875%	02/15/30	130,000	166,692
BellSouth Corp.
4.750%	11/15/12	10,000	10,253
Qwest Corp.
6.875%	09/15/33	20,000	19,800
Sprint Capital Corp.
6.900%(b)	05/01/19	230,000	198,950
8.750%	03/15/32	15,000	12,862
Verizon Communications, Inc.
5.500%	02/15/18	130,000	152,368
6.000%	04/01/41	60,000	71,070
6.100%	04/15/18	165,000	198,653
			1,136,270
Utilities — 2.3%
AES Corp. (The)
8.000%(b)	06/01/20	240,000	275,400
Dominion Resources, Inc.
5.700%	09/17/12	210,000	214,767
Duke Energy Carolinas LLC
5.625%	11/30/12	300,000	309,906
Energy Future Intermediate Holding Co. LLC
10.000%	12/01/20	352,000	383,680
Exelon Corp.
5.625%	06/15/35	160,000	172,636
FirstEnergy Corp.
7.375%	11/15/31	240,000	295,456
Pacific Gas & Electric Co.
5.800%	03/01/37	10,000	11,947
6.050%	03/01/34	80,000	97,246
8.250%	10/15/18	20,000	26,475
Southern Natural Gas Co.
5.900%(b) (c)	04/01/17	30,000	33,972
8.000%	03/01/32	75,000	92,863
			1,914,348
Total Corporate Bonds
(Cost $21,417,049)			23,320,330

	Maturity Date	Par	Value

FOREIGN BONDS — 7.3% (n)
Australia — 1.2%
BHP Billiton Finance USA, Ltd.
6.500%(b)	04/01/19	$190,000	$235,612
3.250%	11/21/21	20,000	20,184
Rio Tinto Finance USA, Ltd.
9.000%	05/01/19	400,000	540,452
6.500%	07/15/18	120,000	147,875
3.750%(b)	09/20/21	30,000	30,971
			975,094
Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
5.375%	01/15/20	160,000	188,031

Canada — 1.5%
Hydro Quebec
2.000%	06/30/16	820,000	843,537
Province of New Brunswick Canada
2.750%	06/15/18	400,000	420,855
Rogers Communications, Inc.
6.750%	03/15/15	10,000	11,410
6.375%(b)	03/01/14	10,000	11,014
Teck Resources, Ltd.
10.250%	05/15/16	6,000	6,871
			1,293,687
Cayman Islands — 1.0%
MUFG Capital Finance 1, Ltd.
6.346%(a)	07/25/49	100,000	105,419
Petrobras International Finance Co.
6.125%	10/06/16	90,000	101,790
5.750%(b)	01/20/20	10,000	11,078
5.375%	01/27/21	320,000	344,557
3.875%	01/27/16	50,000	52,630
Vale Overseas, Ltd.
6.875%(b)	11/21/36	185,000	214,570
			830,044
France — 0.1%
Cie Generale de Geophysique-Veritas
7.750%	05/15/17	70,000	72,800

India — 0.1%
Novelis, Inc.
8.750%(b)	12/15/20	60,000	65,700

Luxembourg — 0.0%
Intelsat Jackson Holdings SA
9.500%	06/15/16	15,000	15,675

Wilshire Variable Insurance Trust
Income Fund	March 31, 2012
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Mexico — 0.3%
America Movil SAB de CV
5.625%(b)	11/15/17	$80,000	$93,144
5.000%(b)	03/30/20	100,000	111,199
Kansas City Southern de Mexico SA de CV
12.500%	04/01/16	36,000	41,490
			245,833
Netherlands — 0.6%
Deutsche Telekom International Finance BV
5.750%	03/23/16	195,000	220,207
Shell International Finance BV
4.375%	03/25/20	180,000	205,972
			426,179
Russia — 0.1%
Russia Federation
7.500%	03/31/30	39,075	46,744

Spain — 0.4%
BBVA US Senior SAU
3.250%	05/16/14	200,000	199,395
Telefonica Emisiones SAU
5.877%(b)	07/15/19	70,000	71,064
			270,459
Switzerland — 0.6%
UBS AG MTN
3.875%	01/15/15	260,000	270,491
2.250%	01/28/14	250,000	251,026
			521,517
United Kingdom — 1.2%
BP Capital Markets PLC
5.250%	11/07/13	200,000	213,723
3.875%	03/10/15	90,000	96,524
3.561%	11/01/21	10,000	10,297
Diageo Capital PLC
4.828%(b)	07/15/20	310,000	353,754
Lloyds TSB Bank PLC
6.375%	01/21/21	110,000	118,074
Royal Bank of Scotland Group PLC
7.648%(a)	08/31/49	20,000	16,950
7.640%	09/29/17	100,000	68,500
5.050%	01/08/15	90,000	88,055
5.000%(b)	10/01/14	60,000	59,272
3.950%	09/21/15	30,000	30,333
			1,055,482
Total Foreign Bonds
(Cost $5,628,394)			6,007,245

	Maturity Date	Par	Value

MUNICIPAL BONDS — 1.3%
United Kingdom — 1.2%
American Municipal Power, Inc., Ser E-RMKT, RB
6.270%	02/15/50	$10,000	$11,022
Los Angeles Department of Water & Power, RB
6.574% 07/01/45	07/01/45	70,000	93,710
Municipal Electric Authority of Georgia, RB
6.655%	04/01/57	40,000	44,268
6.637%	04/01/57	60,000	66,730
North Carolina State Education Assistance Authority, RB(a)
1.318%, 07/25/41		89,251	84,752
Northstar Education Finance, Inc., RB(a)
1.471%	01/29/46	200,000	160,060
Santa Clara Valley Transportation Authority, RB
5.876%	04/01/32	90,000	108,755
State of California, Build America Bonds, GO
7.300%	10/01/39	100,000	125,209
State of Illinois, GO
5.877%	03/01/19	110,000	120,986
5.665% 03/01/18	03/01/18	50,000	54,537
Student Loan Funding Corp., Ser A-6, AMT, RB(a)
0.341% 09/01/47	09/01/47	150,000	135,848
University of California, Ser AD, RB
4.858%	05/15/12	70,000	68,498
Total Municipal Bonds
(Cost $1,001,106)			1,074,375

PREFERRED STOCK — 0.0%
Citigroup Capital XII, 0.000%(a) (b)		1,125	28,800

Total Preferred Stock (Cost $28,125)			28,800
(Cost $28,125)			28,800

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 4.9%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K017, IO(a)
1.609%	12/25/21	190,000	19,471
FHLMC STRIPs(e)
9.193%	03/15/31	1,170,000	547,778
FICO STRIPs, PO(e) (n)
0.000%	03/07/19	370,000	317,341
FNMA
6.083% (e)	10/09/19	1,050,000	811,986
5.500%	08/01/38	169,577	186,356

Wilshire Variable Insurance Trust
Income Fund	March 31, 2012
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

6.250%	05/15/29	$180,000	$244,317
6.625%	11/15/30	490,000	695,236
FNMA, Ser 2012-35, Cl MB
5.500%	04/25/42	100,000	113,316
FNMA, Ser 2011-59, Cl NZ
5.500%	07/25/41	208,403	244,826
GNMA
4.500%	03/20/41	174,834	190,783
Tennessee Valley Authority(b)
3.875%	02/15/21	490,000	547,057
5.250%	09/15/39	100,000	119,900

Total U.S. Government & Agency Obligations (Cost $3,620,564)			4,038,367

U.S. TREASURY OBLIGATIONS — 12.2%
U.S. Treasury Bond
4.375%	05/15/41	80,000	96,175
3.125%	11/15/41	1,830,000	1,755,371
3.125%	02/15/42	550,000	527,227
U.S. Treasury Inflationary Protection Securities (m)
2.000%	04/15/12	480,000	537,380
0.625%	07/15/21	420,000	457,001
U.S. Treasury Note(b)
2.000%	02/15/22	30,000	29,423
1.625%	03/31/19	700,000	694,695
1.375%	02/28/19	400,000	394,312
1.250%	01/31/19	2,310,000	2,261,633
1.000%	03/31/17	3,360,000	3,352,914
0.500%	05/31/13	10,000	10,029
0.125%	08/31/13	20,000	19,955

Total U.S. Treasury Obligations (Cost $10,270,383)			10,136,115

REPURCHASE AGREEMENTS — 19.6%
Credit Suisse
0.030%, dated 03/30/12, to be repurchased at , to be repurchased on 04/02/2012, repurchase price $8,090,020 (collateralized by U.S. Treasury Notes, par value $6,680,000, 4.375%, 05/15/41, with total market value $8,143,341)(l)	04/02/12	8,090,000	8,090,000
Deutsche Bank
0.090%, dated 03/31/12, to be repurchased at , to be repurchased on 04/02/2012, repurchase price $8,110,061 (collateralized by FNMA obligations, par value $8,249,000, 0.600%, 11/14/12, with total market value $8,272,196)(l)	04/02/12	8,110,000	8,110,000

Total Repurchase Agreements (Cost $16,200,000)			16,200,000

Shares		Value

ESCROW SECURITY — 0.0%
10,000	CB Premiere Escrow Security(f) (g) (h) (i) (Cost $–)	$—

SHORT-TERM INVESTMENT — 8.9%
6,968,335	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (j) (k)	6,968,335
442,330	Northern Trust Institutional Government Select Portfolio, 0.010% (k)	442,329

Total Short-Term Investment (Cost $7,410,664)	7,410,664
Total Investments- 122.0%
(Cost $101,091,721)†	100,977,220
Other Assets & Liabilities, Net - (22.0)%	(18,215,791)
NET ASSETS - 100.0%	$82,761,429

†	At March 31, 2012, the tax basis cost of the Fund's investments was $101,091,721, and the unrealized appreciation and depreciation were $3,773,015 and $(3,887,516) respectively.
(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of March 31, 2012. The date reported on the Schedule of Investments is the next reset date.
(b)	This security or a partial position of this security is on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was $6,809,464.
(c)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(d)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2012. The coupon on a step bond changes on a specified date.
(e)	Zero coupon security. the rate reported on the schedule of Investments is the effective yield at time of purchase.
(f)	Security considered illiquid. The total value of this security as of March 31, 2012 was $ 0 and represented 0.0% of Net Assets.
(g)	Security in default on interest payments.
(h)	Security fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2012, the total market value of this security was $0 and represented 0.0% of Net Assets.
(i)	Non-income producing security.
(j)	The security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2012 was $6,968,335.
(k)	Rate shown is the 7-day effective yield as of March 31, 2012.
(l)	Tri-Party Repurchase Agreement.
(m)	Inflation protected security. Principal amounts periodically adjusted for inflation..
(n)	Foreign security denominated in U.S. currency.

Wilshire Variable Insurance Trust
Income Fund	March 31, 2012
Schedule of Investments	(Unaudited)

AMT — Alternative Minimum Tax
Cl — Class
CMBS — Commerical Mortgage-Backed Securities
CV — Convertible Security
FHLMC — Federal Home Loan Mortgage Corporation
FICO — Fair Isaac Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO —  General Obligation
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
PO — Principal Only
RB — Revenue Bond
Ser — Series
STRIPS — Separately Traded Registered Interest and Principal Securities
TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$3,473,655	$—		$3,473,655
Collateralized Mortgage Obligations	—	29,287,669	—		29,287,669
Corporate Bonds	—	23,320,330	—		23,320,330
Foreign Bonds	—	6,007,245	—		6,007,245
Municipal Bonds	—	1,074,375	—		1,074,375
Preferred Stock	28,800	—	—		28,800
U.S. Government & Agency Obligations	—	4,038,367	—		4,038,367
U.S. Treasury Obligations	—	10,136,115	—		10,136,115
Repurchase Agreements	—	16,200,000	—		16,200,000
Escrow Security	—	—	—	^	—
Short-Term Investments	7,410,664	—	—		7,410,664
Total Investments in Securities	$7,439,464	$93,537,756	$—		$100,977,220

^
As of March 31, 2012 all of the Funds investments were considered Level 1 or Level 2, except for CB Premiere Escrow Security (Escrow Security), which was considered Level 3 when acquired on August 24, 2007 and was valued at $0,  and the value has remained $0 throughout the period ended March 31, 2012.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Small Cap Growth Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.2%
Consumer Discretionary — 18.6%
830	Aeropostale, Inc. †	$17,945
6,278	AFC Enterprises, Inc. † (a)	106,475
1,419	American Public Education, Inc. † (a)	53,922
7,502	America's Car-Mart, Inc. † (a)	329,938
8,171	Ameristar Casinos, Inc.	152,226
2,711	ANN, Inc. †	77,643
1,326	Arbitron, Inc.(a)	49,036
2,690	Ascena Retail Group, Inc. †	119,221
30	Biglari Holdings, Inc. †	12,085
7,450	BJ's Restaurants, Inc. † (a)	375,108
30	Body Central Corp. †	871
12,039	Bravo Brio Restaurant Group, Inc. † (a)	240,298
2,269	Bridgepoint Education, Inc. † (a)	56,158
600	Brunswick Corp.	15,450
2,622	Buckle, Inc. (The)(a)	125,594
2,800	Buffalo Wild Wings, Inc. †	253,932
1,130	Capella Education Co. †	40,624
2,929	Cato Corp. (The), Class A(a)	80,957
223	CEC Entertainment, Inc.(a)	8,454
3,975	Cheesecake Factory, Inc. (The) † (a)	116,825
1,877	Cherokee, Inc.(a)	21,379
1,477	Coinstar, Inc. † (a)	93,863
1,170	Cost Plus, Inc. †	20,943
1,120	CROCS, Inc. † (a)	23,430
7,429	Dana Holding Corp.	115,149
4,707	Denny's Corp. †	19,016
750	Digital Generation, Inc. † (a)	7,658
1,946	DineEquity, Inc. †	96,522
3,327	Domino's Pizza, Inc.(a)	120,770
906	Dorman Products, Inc. † (a)	45,844
40	Ethan Allen Interiors, Inc.(a)	1,013
1,303	Express, Inc. †	32,549
20,539	Finish Line, Inc. (The), Class A	435,838
9,120	Genesco, Inc. †	653,448
1,440	Global Sources, Ltd. †	8,870
6,660	Group 1 Automotive, Inc.(a)	374,092
20	hhgregg, Inc. † (a)	228
8,787	Hibbett Sports, Inc. † (a)	479,331
1,404	HSN, Inc.	53,394
94	Interval Leisure Group, Inc.	1,636
854	JOS A Bank Clothiers, Inc. † (a)	43,050
2,154	Knology, Inc. † (a)	39,203
3,390	Krispy Kreme Doughnuts, Inc. † (a)	24,747
539	Life Time Fitness, Inc. †	27,257
3,349	Monro Muffler Brake, Inc.(a)	138,950
1,084	National CineMedia, Inc.(a)	16,585
420	New York & Co., Inc. † (a)	1,567
558	Nexstar Broadcasting Group, Inc., Class A † (a)	4,637
2,323	Papa John's International, Inc. †	87,484
2,340	PetMed Express, Inc.(a)	28,969
36,314	Pier 1 Imports, Inc.(a)	660,188
496	Pool Corp.(a)	18,560
901	Red Robin Gourmet Burgers, Inc. † (a)	33,508
158	Rue21, Inc. † (a)	4,636
2,660	Select Comfort Corp. † (a)	86,157
923	Sinclair Broadcast Group, Inc., Class A	10,208
312	Six Flags Entertainment Corp.	14,592
167	Sonic Corp. † (a)	1,283
3,266	Sotheby's(a)	128,484
7,760	Steven Madden, Ltd. †	331,740
1,090	Strayer Education, Inc.(a)	102,765
1,987	Sturm Ruger & Co., Inc.(a)	97,562
9,300	Teavana Holdings, Inc. † (a)	183,396

Shares		Value
Consumer Discretionary — 18.6% (continued)
1,200	Tenneco, Inc. † (a)	$44,580
852	True Religion Apparel, Inc.	23,345
5,130	Valassis Communications, Inc. † (a)	117,990
68	Vera Bradley, Inc. † (a)	2,053
336	Vitamin Shoppe, Inc. †	14,854
575	Winmark Corp.	33,315
7,870	Wolverine World Wide, Inc.(a)	292,607
1,296	Zumiez, Inc. † (a)	46,799
		7,498,806
Consumer Staples — 2.4%
4,291	B&G Foods, Inc., Class A(a)	96,591
197	Boston Beer Co., Inc., Class A † (a)	21,038
88	Cal-Maine Foods, Inc.(a)	3,367
1,972	Casey's General Stores, Inc.(a)	109,367
430	Hain Celestial Group, Inc. (The) † (a)	18,838
1,094	Lancaster Colony Corp.(a)	72,707
1,488	Nu Skin Enterprises, Inc., Class A	86,170
475	Omega Protein Corp. †	3,615
430	Pantry, Inc. (The) †	5,594
7,139	Smart Balance, Inc. † (a)	47,189
1,023	Tootsie Roll Industries, Inc.(a)	23,432
6,550	TreeHouse Foods, Inc. † (a)	389,725
100	United Natural Foods, Inc. †	4,666
5,167	Vector Group, Ltd.(a)	91,559
		973,858
Energy — 8.5%
2,192	Alon USA Energy, Inc.	19,838
651	Apco Oil and Gas International, Inc.(a)	44,379
13,415	Approach Resources, Inc. † (a)	495,684
1,112	Basic Energy Services, Inc. †	19,293
1,835	Berry Petroleum Co., Class A	86,484
102	Bill Barrett Corp. † (a)	2,653
2,854	Cal Dive International, Inc. † (a)	9,418
3,595	CARBO Ceramics, Inc.(a)	379,093
409	Carrizo Oil & Gas, Inc. † (a)	11,558
716	Clayton Williams Energy, Inc. † (a)	56,879
2,275	Contango Oil & Gas Co. † (a)	134,020
6,819	CVR Energy, Inc. †	182,408
7,775	Dawson Geophysical Co. † (a)	267,071
2,565	Energy XXI Bermuda, Ltd.(a)	92,622
4,059	Evolution Petroleum Corp. † (a)	37,749
795	Global Geophysical Services, Inc. †	8,435
250	Gulf Island Fabrication, Inc.(a)	7,318
592	Gulfmark Offshore, Inc., Class A †	27,208
1,030	Hallador Energy Co.	9,105
5,190	ION Geophysical Corp. † (a)	33,476
3,084	Key Energy Services, Inc. †	47,648
400	Kodiak Oil & Gas Corp., Class Greek † (a)	3,984
4,028	Lufkin Industries, Inc.(a)	324,858
1,574	Newpark Resources, Inc. † (a)	12,891
558	OYO Geospace Corp. †	58,774
23,160	Pacific Drilling SA † (a)	234,379
1,490	Panhandle Oil and Gas, Inc., Class A(a)	43,925
2,470	Patriot Coal Corp. † (a)	15,413
1,020	Resolute Energy Corp. † (a)	11,608
10,209	Rosetta Resources, Inc. †	497,791
1,360	Stone Energy Corp. †	38,882
1,760	Targa Resources Corp.	79,992
1,528	Vaalco Energy, Inc. † (a)	14,440
3,837	Western Refining, Inc.(a)	72,212
420	World Fuel Services Corp.(a)	17,220
		3,398,708

Wilshire Variable Insurance Trust
Small Cap Growth Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 10.9%
1,700	Advance America Cash Advance Centers, Inc.(a)	$17,833
985	Bank of the Ozarks, Inc.	30,791
870	Cash America International, Inc.	41,699
1,810	CBL & Associates Properties, Inc.	34,245
1,136	Credit Acceptance Corp. †	114,656
653	Diamond Hill Investment Group, Inc.	48,093
236	Encore Capital Group, Inc. †	5,322
5,938	Extra Space Storage, Inc.(a)	170,955
1,223	Ezcorp, Inc., Class A †	39,692
2,850	FelCor Lodging Trust, Inc. † (a)	10,260
20	First Cash Financial Services, Inc. †	858
1,030	First Financial Bankshares, Inc.(a)	36,266
240	Hampton Roads Bankshares, Inc. † (a)	727
310	HFF, Inc., Class A † (a)	5,106
17,620	Home Bancshares, Inc.(a)	468,868
2,310	Imperial Holdings, Inc. † (a)	6,168
95	Investors Bancorp, Inc. †	1,427
180	Manning & Napier, Inc., Class A(a)	2,646
16,456	MarketAxess Holdings, Inc.	613,644
1,435	National Health Investors, Inc.(a)	70,000
2,490	Newcastle Investment Corp.	15,637
20,655	PrivateBancorp, Inc., Class A(a)	313,336
14,546	Prosperity Bancshares, Inc.(a)	666,207
159	PS Business Parks, Inc.	10,421
7,885	Signature Bank † (a)	497,071
4,950	Strategic Hotels & Resorts, Inc. †	32,571
7,890	SVB Financial Group †	507,643
225	Tejon Ranch Co. †	6,444
14,045	Texas Capital Bancshares, Inc. † (a)	486,238
1,787	World Acceptance Corp. † (a)	109,454
		4,364,278
Health Care — 19.4%
487	Accretive Health, Inc. † (a)	9,725
3,503	Acorda Therapeutics, Inc. † (a)	93,005
1,346	Acura Pharmaceuticals, Inc. †	4,657
222	Air Methods Corp. †	19,370
3,966	Akorn, Inc. †	46,402
140	Align Technology, Inc. †	3,857
150	Alimera Sciences, Inc. †	507
72	Alkermes PLC † (a)	1,336
92	Anacor Pharmaceuticals, Inc. †	542
20	Ariad Pharmaceuticals, Inc. †	319
740	Arthrocare Corp. †	19,869
4,496	athenahealth, Inc. † (a)	333,244
1,801	AVEO Pharmaceuticals, Inc. †	22,350
240	Biospecifics Technologies Corp. †	3,797
1,575	CardioNet, Inc. †	4,851
11,555	Catalyst Health Solutions, Inc. † (a)	736,400
6,844	Centene Corp. †	335,151
1,488	Cepheid, Inc. †	62,243
1,582	Chemed Corp.(a)	99,160
7,800	Computer Programs & Systems, Inc.(a)	440,856
3,403	Cubist Pharmaceuticals, Inc. † (a)	147,180
500	Cyberonics, Inc. †	19,065
9,109	Depomed, Inc. † (a)	57,022
5,014	Dusa Pharmaceuticals, Inc. †	31,388
1,869	DynaVox, Inc., Class A † (a)	5,757
1,445	Emergent Biosolutions, Inc. †	23,120
946	Ensign Group, Inc. (The)(a)	25,693
610	ExamWorks Group, Inc. † (a)	7,576
2,413	Exelixis, Inc. † (a)	12,499
245	Genomic Health, Inc. † (a)	7,499
4,925	Halozyme Therapeutics, Inc. † (a)	62,843
46	Hanger Orthopedic Group, Inc. † (a)	1,006
820	Hi-Tech Pharmacal Co., Inc. † (a)	29,463

Shares		Value
Health Care — 19.4% (continued)
20,297	HMS Holdings Corp. †	$633,469
560	ICU Medical, Inc. † (a)	27,530
355	Immunogen, Inc. †	5,108
30,390	Impax Laboratories, Inc. † (a)	746,682
4,599	Incyte Corp., Ltd. † (a)	88,761
47	Invacare Corp.(a)	779
9,910	IPC The Hospitalist Co., Inc. † (a)	365,778
1,556	Jazz Pharmaceuticals PLC † (a)	75,419
4,212	Keryx Biopharmaceuticals, Inc. † (a)	20,976
620	Landauer, Inc.(a)	32,872
1,500	MAP Pharmaceuticals, Inc. † (a)	21,540
1,733	Masimo Corp. † (a)	40,518
5,295	Medicines Co. (The) †	106,271
750	Medicis Pharmaceutical Corp., Class A(a)	28,193
441	Medidata Solutions, Inc. † (a)	11,748
364	Medivation, Inc. † (a)	27,198
1,408	Merge Healthcare, Inc. † (a)	8,237
140	Meridian Bioscience, Inc.	2,713
590	Molina Healthcare, Inc. † (a)	19,842
5,647	Momenta Pharmaceuticals, Inc. †	86,512
355	MWI Veterinary Supply, Inc. † (a)	31,240
1,098	Neurocrine Biosciences, Inc. †	8,751
1,688	Novavax, Inc. †	2,127
280	NPS Pharmaceuticals, Inc. † (a)	1,915
900	NuVasive, Inc. †	15,156
979	NxStage Medical, Inc. † (a)	18,865
153	Nymox Pharmaceutical Corp. † (a)	1,230
17,950	Omnicell, Inc. †	273,019
839	Onyx Pharmaceuticals, Inc. † (a)	31,613
3,857	Opko Health, Inc. † (a)	18,244
866	Owens & Minor, Inc.(a)	26,335
2,190	Par Pharmaceutical Cos., Inc. †	84,819
220	PAREXEL International Corp. †	5,933
5,221	PDL BioPharma, Inc.(a)	33,153
883	Pharmacyclics, Inc. † (a)	24,512
5,504	Progenics Pharmaceuticals, Inc. †	54,490
2,056	PSS World Medical, Inc. †	52,099
14,368	Quality Systems, Inc.(a)	628,313
1,949	Questcor Pharmaceuticals, Inc. † (a)	73,321
782	RTI Biologics, Inc. † (a)	2,893
2,163	Salix Pharmaceuticals, Ltd. † (a)	113,558
1,630	Select Medical Holdings Corp. † (a)	12,535
330	Skilled Healthcare Group, Inc., Class A † (a)	2,528
5,965	Spectrum Pharmaceuticals, Inc. † (a)	75,338
810	Staar Surgical Co. † (a)	8,772
1,755	STERIS Corp.(a)	55,493
11,110	SXC Health Solutions Corp. †	832,806
5,635	Synergetics USA, Inc. † (a)	36,627
2,976	Team Health Holdings, Inc. †	61,187
2,303	Theravance, Inc. † (a)	44,908
112	Transcend Services, Inc. † (a)	3,287
3,405	Vanda Pharmaceuticals, Inc. †	16,310
32	Volcano Corp. †	907
1,638	WellCare Health Plans, Inc. †	117,739
155	Zoll Medical Corp. †	14,358
		7,802,279
Industrials — 14.9%
1,175	3D Systems Corp. † (a)	27,660
4,000	A123 Systems, Inc. † (a)	4,480
13,392	Acacia Research-Acacia Technologies †	558,982
2,761	Actuant Corp., Class A(a)	80,041
1,525	Acuity Brands, Inc.(a)	95,816
3,119	Advisory Board Co. (The) † (a)	276,406
1,400	Aircastle, Ltd.(a)	17,136
864	Alaska Air Group, Inc. †	30,948

Wilshire Variable Insurance Trust
Small Cap Growth Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — 14.9% (continued)
1,931	Allegiant Travel Co., Class A †	$105,240
530	American Science & Engineering, Inc.	35,537
1,322	Applied Industrial Technologies, Inc.	54,374
1,247	Astronics Corp. †	43,595
674	AT Cross Co., Class A † (a)	8,115
5,510	Avis Budget Group, Inc. †	77,966
117	AZZ, Inc.	6,042
5,250	BE Aerospace, Inc. †	243,967
30	Beacon Roofing Supply, Inc. †	773
2,310	Blount International, Inc. †	38,531
1,830	Broadwind Energy, Inc. † (a)	860
5,660	Cenveo, Inc. † (a)	19,131
4,298	Chart Industries, Inc. † (a)	315,172
1,817	CLARCOR, Inc.(a)	89,197
657	Clean Harbors, Inc. †	44,236
2,430	Colfax Corp. †	85,633
1,521	Corporate Executive Board Co. (The)	65,418
7,080	Deluxe Corp.(a)	165,814
1,180	Dollar Thrifty Automotive Group, Inc. † (a)	95,474
2,560	Douglas Dynamics, Inc.(a)	35,200
2,206	DXP Enterprises, Inc. † (a)	95,939
210	Exponent, Inc. † (a)	10,189
60	Global Power Equipment Group, Inc. † (a)	1,662
335	Gorman-Rupp Co. (The)(a)	9,775
762	Heartland Express, Inc.(a)	11,019
826	HEICO Corp.(a)	42,613
63	Hexcel Corp. †	1,513
10,500	HUB Group, Inc., Class A †	378,315
2,240	Innerworkings, Inc. † (a)	26,096
740	Intersections, Inc.	9,457
4,729	Knight Transportation, Inc.(a)	83,514
1,102	Knoll, Inc.	18,337
662	Lindsay Corp.	43,871
1,114	MasTec, Inc. † (a)	20,152
2,324	McGrath Rentcorp(a)	74,624
40	Middleby Corp. †	4,047
1,218	National Presto Industries, Inc.(a)	92,397
316	Old Dominion Freight Line, Inc. †	15,064
920	On Assignment, Inc. † (a)	16,072
19,885	Pendrell Corp. † (a)	51,701
230	Portfolio Recovery Associates, Inc. †	16,496
300	Primoris Services Corp.	4,818
1,376	Raven Industries, Inc.(a)	83,950
2,475	Sauer-Danfoss, Inc.	116,325
1,041	TAL International Group, Inc.(a)	38,215
12,510	Taser International, Inc. † (a)	54,293
440	Teledyne Technologies, Inc. †	27,742
752	Tetra Tech, Inc. † (a)	19,823
2,767	Textainer Group Holdings, Ltd.(a)	93,801
542	Titan International, Inc.(a)	12,818
1,030	Trimas Corp. †	23,062
11,386	Triumph Group, Inc.(a)	713,447
687	Twin Disc, Inc.(a)	17,924
940	United Rentals, Inc. † (a)	40,317
322	US Ecology, Inc.(a)	7,000
1,200	USG Corp. † (a)	20,640
9,500	Wabtec Corp.	716,015
710	Watsco, Inc.	52,568
12,586	Wesco Aircraft Holdings, Inc. † (a)	203,893
2,320	Woodward Governor Co.(a)	99,365
		5,990,613
Information Technology — 21.2%
33	ACI Worldwide, Inc. †	1,329
2,302	ADTRAN, Inc.	71,799

Shares		Value
Information Technology — 21.2% (continued)
569	Advent Software, Inc. †	$14,566
24,960	Allot Communications, Ltd. † (a)	580,320
1,779	American Software, Inc., Class A	15,264
2,293	Amtech Systems, Inc. †	19,101
497	Anixter International, Inc. †	36,047
11,839	Ariba, Inc. † (a)	387,254
11,345	Aruba Networks, Inc. †	252,767
568	Blackbaud, Inc.(a)	18,875
474	CACI International, Inc., Class A † (a)	29,525
750	Calix, Inc. † (a)	6,398
30,770	Callidus Software, Inc. † (a)	240,314
1,156	Cardtronics, Inc. † (a)	30,345
1,305	Cass Information Systems, Inc.(a)	52,135
13,370	Ceva, Inc. † (a)	303,633
3,252	Cirrus Logic, Inc. † (a)	77,398
654	Cognex Corp.	27,703
361	Coherent, Inc. †	21,057
13,223	Constant Contact, Inc. † (a)	393,913
359	DDi Corp.(a)	4,380
563	Dice Holdings, Inc. †	5,253
3,240	Dot Hill Systems Corp. †	4,892
296	Echo Global Logistics, Inc. † (a)	4,766
1,870	Entegris, Inc. †	17,466
240	Entropic Communications, Inc. † (a)	1,399
3,746	Fair Isaac Corp.	164,449
323	FARO Technologies, Inc. †	18,841
764	FEI Co. † (a)	37,520
1,700	Finisar Corp. † (a)	34,255
2,628	Forrester Research, Inc.(a)	85,147
11,266	GT Advanced Technologies, Inc. † (a)	93,170
3,374	Heartland Payment Systems, Inc.(a)	97,306
1,092	Higher One Holdings, Inc. † (a)	16,326
905	Hittite Microwave Corp. † (a)	49,150
32,604	Inphi Corp. †	462,325
450	InterDigital, Inc.(a)	15,687
4,906	j2 Global, Inc.(a)	140,704
4,789	Jack Henry & Associates, Inc.	163,401
168	JDA Software Group, Inc. †	4,617
196	Littelfuse, Inc.	12,289
1,475	LivePerson, Inc. † (a)	24,736
624	LogMeIn, Inc. † (a)	21,983
610	Manhattan Associates, Inc. † (a)	28,993
12,571	MAXIMUS, Inc.	511,263
525	Measurement Specialties, Inc. †	17,693
1,160	Meru Networks, Inc. † (a)	4,698
2,446	Micrel, Inc.(a)	25,096
370	MIPS Technologies, Inc., Class A † (a)	2,013
654	Monotype Imaging Holdings, Inc. †	9,744
2,040	Motricity, Inc. † (a)	2,244
2,505	MTS Systems Corp.(a)	132,990
990	NeoPhotonics Corp. † (a)	4,683
1,370	Netgear, Inc. † (a)	52,334
3,114	NIC, Inc.	37,773
396	OpenTable, Inc. † (a)	16,026
960	Oplink Communications, Inc. † (a)	16,416
14,548	Opnet Technologies, Inc.(a)	421,892
2,616	Plantronics, Inc.	105,320
2,960	Plexus Corp. †	103,570
4,949	PRGX Global, Inc. †	31,129
4,277	Progress Software Corp. †	101,023
–	QAD, Inc., Class A † (a)	—
909	Quest Software, Inc. †	21,152
10	Rambus, Inc. † (a)	64
629	Rofin-Sinar Technologies, Inc. †	16,587
130	Rubicon Technology, Inc. † (a)	1,356
20,785	ServiceSource International, Inc. † (a)	321,752

Wilshire Variable Insurance Trust
Small Cap Growth Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 21.2% (continued)
3,715	Silicon Graphics International Corp. † (a)	$35,961
2,746	SolarWinds, Inc. †	106,133
8,305	Sourcefire, Inc. † (a)	399,720
920	STEC, Inc. †	8,685
1,406	Super Micro Computer, Inc. † (a)	24,549
1,317	Synaptics, Inc. † (a)	48,084
17,333	Synchronoss Technologies, Inc. † (a)	553,269
2,303	Syntel, Inc.	128,968
22,269	Tangoe, Inc. † (a)	418,880
1,070	TeleNav, Inc. †	7,511
2,123	TeleTech Holdings, Inc. † (a)	34,180
2,112	TiVo, Inc. † (a)	25,323
1,200	TNS, Inc. † (a)	26,076
510	Travelzoo, Inc. † (a)	11,730
1,390	TriQuint Semiconductor, Inc. † (a)	9,584
2,860	Tyler Technologies, Inc. †	109,852
792	Ultimate Software Group, Inc. †	58,038
960	Unisys Corp. †	18,931
290	Universal Display Corp. † (a)	10,594
5,505	ValueClick, Inc. † (a)	108,669
4,091	Veeco Instruments, Inc. † (a)	117,002
46	Viasystems Group, Inc. †	873
4,864	Websense, Inc. † (a)	102,582
683	Wright Express Corp. † (a)	44,211
4,029	XO Group, Inc. † (a)	37,832
9,027	Zix Corp. †	26,268
130	Zygo Corp. †	2,544
		8,521,665
Materials — 2.9%
1,089	AEP Industries, Inc. †	37,908
582	Balchem Corp.	17,605
660	Golden Minerals Co. † (a)	5,564
386	Haynes International, Inc.(a)	24,453
10,786	Hecla Mining Co.(a)	49,831
3,080	Innophos Holdings, Inc.(a)	154,370
1,201	Koppers Holdings, Inc.	46,311
10,970	Kraton Performance Polymers, Inc. † (a)	291,473
2,208	LSB Industries, Inc. † (a)	85,935
640	McEwen Mining, Inc. † (a)	2,842
639	NewMarket Corp.(a)	119,749
350	Stillwater Mining Co. † (a)	4,424
7,430	TPC Group, Inc. † (a)	328,480
94	United States Lime & Minerals, Inc. † (a)	5,629
		1,174,574
Telecommunication Services — 0.4%
2,330	Alaska Communications Systems Group, Inc.(a)	7,176
13,580	Cincinnati Bell, Inc. † (a)	54,592
2,846	Cogent Communications Group, Inc. † (a)	54,302
108	General Communication, Inc., Class A † (a)	942
480	IDT Corp., Class B	4,483
324	Lumos Networks Corp.(a)	3,486
1,644	Telecom Argentina SA(a)	23,328
7,311	Vonage Holdings Corp. † (a)	16,157
		164,466
Total Common Stock (Cost $33,122,399)		39,889,247

Shares		Value
SHORT-TERM INVESTMENT — 1.4%
20,192,024	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (c) (d)	$20,192,024
576,204	Northern Trust Institutional Government Select Portfolio, 0.010% (d)	576,204

Total Short-Term Investment (Cost $20,768,228)		20,768,228

WARRANT — 0.0%
327	Magnum Hunter Resources Corp., Expires 29/08/14 †	—

Total Warrant (Cost $–)		—
Total Investments — 100.6%
(Cost $53,890,627)†		60,657,475
Other Assets & Liabilities, Net — (0.6)%		(20,450,135)
NET ASSETS — 100.0%		$40,207,340

†	Non-income producing security.
††	At March 31, 2012, the tax basis cost of the Fund's investments was $53,890,627, and the unrealized appreciation and depreciation were $7,429,069 and $(662,221) respectively.
(a)	This security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $19,735,521.
(b)	Security fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2012, the total market value of these securities was $0, and represented 0.0% of Net Assets.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2012 was $20,192,024.
(d)	Rate shown is the 7-day effective yield as of March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock	$39,889,247	$—	$—		$39,889,247
Warrant	—	—	—	*	—
Short-Term Investment	20,768,228	—	—		20,768,228
Total Investments in Securities	$60,657,475	$—	$—		$60,657,475

*
As of March 31, 2012 all of the Fund’s investments were considered Level 1, except forBGP Holdings PLC (Private Company), which was considered Level 3 when acquired on August 29, 2011 and was valued at $0, and the value has remained $0 throughout the period ended December 31, 2011.

Amounts designated as “—” are either $0, or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 88.6%
Australia — 4.9%
840	AGL Energy, Ltd.	$12,839
5,331	Alumina, Ltd.	6,845
3,361	Amcor, Ltd.	25,921
3,220	AMP, Ltd.	14,421
1,749	Aristocrat Leisure, Ltd.	5,463
4,176	Australia & New Zealand Banking Group, Ltd.	100,743
5,553	BHP Billiton, Ltd.	200,184
6,673	BlueScope Steel, Ltd.(a)	2,743
2,590	Brambles, Ltd.	19,056
15,700	Coca-Cola Amatil, Ltd.	202,836
2,470	Commonwealth Bank of Australia	128,176
1,000	CSL, Ltd.	37,238
1,215	DuluxGroup, Ltd.	3,759
2,388	Echo Entertainment Group, Ltd.	10,887
3,120	Fortescue Metals Group, Ltd.(a)	18,828
44,117	GPT Group	142,733
888	Iluka Resources, Ltd.	16,467
3,759	Incitec Pivot, Ltd.	12,323
6,870	Insurance Australia Group, Ltd.	24,257
342	Leighton Holdings, Ltd.	7,529
1,114	Macquarie Atlas Roads Group †	1,967
528	Macquarie Group, Ltd.	15,974
56,000	Metcash, Ltd.	249,433
3,409	National Australia Bank, Ltd.	87,026
1,869	Newcrest Mining, Ltd.	57,484
1,215	Orica, Ltd.	35,331
2,116	Origin Energy, Ltd.	29,279
1,610	QBE Insurance Group, Ltd.	23,627
791	Rio Tinto, Ltd.	53,658
2,098	Santos, Ltd.	30,979
4,886	Stockland	14,898
22,343	Suncorp Group, Ltd.	194,876
2,388	TABCORP Holdings, Ltd.	6,730
93,000	Telstra Corp., Ltd.	316,760
1,550	Toll Holdings, Ltd.	9,453
2,602	Transurban Group	15,080
1,937	Wesfarmers, Ltd.	60,315
754	Wesfarmers, Ltd. PPS	24,145
3,555	Westfield Group	32,593
3,555	Westfield Retail Trust	9,522
20,211	Westpac Banking Corp.	458,766
970	Woodside Petroleum, Ltd.	35,056
2,227	Woolworths, Ltd.	59,971
383	WorleyParsons, Ltd.	11,348
		2,827,519
Austria — 0.1%
247	Erste Group Bank AG	5,708
260	OMV AG	9,248
790	Telekom Austria AG	9,203
450	Vienna Insurance Group	19,848
		44,007
Belgium — 0.3%
5,266	Ageas	11,583
1,567	Anheuser-Busch InBev NV	114,123
624	Anheuser-Busch InBev NV VVPR †	3
280	Belgacom SA	9,006
197	Delhaize Group SA	10,362
136	Groupe Bruxelles Lambert SA	10,531
400	KBC Groep NV	10,061
100	Solvay SA	11,845

Shares		Value
Belgium — 0.3% (continued)
200	UCB SA	$8,632
		186,146
Bermuda — 0.4%
6,436	Seadrill, Ltd.	241,672

Brazil — 2.9%
8,000	Banco Bradesco SA ADR(a)	140,000
12,000	Banco do Brasil SA ADR(a)	171,720
6,400	Cia de Saneamento Basico do Estado de Sao Paulo ADR(a)	490,368
13,300	Petroleo Brasileiro SA ADR	353,248
23,100	Vale SA ADR, Class B(a)	524,139
		1,679,475
Canada — 3.7%
4,500	Alimentation Couche Tard, Inc., Class B	147,752
5,800	Bank of Montreal	344,819
9,900	BCE, Inc.	396,417
4,200	Canadian National Railway Co.	333,785
6,800	Husky Energy, Inc.(a)	173,025
2,900	Intact Financial Corp., Class Common Subscription Recei	174,532
10,300	Rogers Communications, Inc., Class B	408,923
4,700	Teck Resources, Ltd., Class B	167,795
		2,147,048
Cayman Islands — 0.2%
135,000	Dongyue Group	124,029

China — 2.9%
48,000	Anhui Conch Cement Co., Ltd., Class H(a)	152,340
326,000	China Citic Bank Corp., Ltd., Class H(a)	196,071
260,000	China Minsheng Banking Corp., Ltd., Class H	235,423
552,000	China Petroleum & Chemical Corp., Class H	601,007
186,000	China Telecom Corp., Ltd., Class H	102,638
131,000	Dongfeng Motor Group Co., Ltd., Class H	237,467
7,327	Foxconn International Holdings, Ltd. †	5,218
89,100	PICC Property & Casualty Co., Ltd., Class H	106,222
		1,636,386
Denmark — 1.0%
3	AP Moller - Maersk A/S, Class B	23,240
300	Carlsberg A, Class B	24,887
841	Danske Bank A/S †	14,295
700	DSV A/S(a)	15,935
6,200	H Lundbeck A/S(a)	124,614
755	Novo Nordisk A/S, Class B	104,839
625	Novozymes A, Class B	18,247
1,500	Topdanmark A †	261,032
350	Vestas Wind Systems A/S † (a)	3,560
		590,649
Finland — 1.3%
1,070	Fortum OYJ	25,979
5,740	Nokia OYJ(a)	31,402
24,000	Pohjola Bank PLC, Class A(a)	265,932
12,560	Sampo OYJ, Class A	362,936
1,450	Stora Enso OYJ, Class R	10,781
1,188	UPM-Kymmene OYJ	16,181
		713,211

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
France — 5.1%
370	Accor SA(a)	$13,205
466	Air Liquide SA	62,145
4,580	Alcatel-Lucent † (a)	10,441
440	Alstom SA	17,174
2,840	AXA SA	47,130
5,523	BNP Paribas	262,732
450	Bouygues SA	13,723
290	Cap Gemini SA	12,981
964	Carrefour SA(a)	23,105
2,800	Christian Dior SA	430,119
720	Cie de St.-Gobain	32,124
295	Cie Generale de Geophysique-Veritas †	8,768
2,245	Cie Generale des Etablissements Michelin, Class B	167,243
440	Cie Generale d'Optique Essilor International SA	39,229
720	CNP Assurances	11,238
1,610	Credit Agricole SA	10,025
950	Danone	66,268
370	Edenred	11,137
362	EDF SA	8,264
3,492	France Telecom SA	51,790
2,418	GDF Suez	62,502
350	Lafarge SA	16,680
330	Lagardere SCA	10,189
490	L'Oreal SA	60,477
509	LVMH Moet Hennessy Louis Vuitton SA	87,591
40	Neopost SA	2,574
285	Pernod-Ricard SA	29,798
100	PPR	17,205
520	Publicis Groupe SA	28,668
560	Renault SA	29,538
1,946	Sanofi-Aventis SA	150,994
806	Schneider Electric SA	52,729
3,850	Societe BIC SA	386,456
1,185	Societe Generale	34,771
3,330	Sodexo	273,408
450	Suez Environnement Co.	6,903
310	Technip SA(a)	36,606
3,672	Total SA(a)	187,565
132	Unibail-Rodamco SE	26,408
270	Vallourec SA	17,110
867	Veolia Environnement SA	14,366
604	Vinci SA	31,472
1,936	Vivendi SA	35,552
		2,898,403
Germany — 7.5%
3,600	Adidas AG	281,308
742	Allianz SE	88,559
4,952	BASF SE	433,003
3,639	Bayer AG	255,928
2,294	Bayerische Motoren Werke AG	206,361
335	Beiersdorf AG	21,856
6,279	Commerzbank AG	15,896
213	Continental AG	20,108
1,439	Daimler AG	86,773
1,555	Deutsche Bank AG	77,422
350	Deutsche Boerse AG	23,567
1,323	Deutsche Post AG	25,466
4,911	Deutsche Telekom AG	59,169
2,952	E.ON AG	70,722
503	Fresenius Medical Care AG & Co. KGAA	35,607
5,007	Fresenius SE & Co. KGaA	513,446
299	HeidelbergCement AG	18,055
425	Henkel AG & Co. KGaA	26,523

Shares		Value
Germany — 7.5% (continued)
1,935	Infineon Technologies AG	$19,777
404	K+S AG	21,128
260	Linde AG	46,640
3,881	Merck KGAA	429,474
310	Metro AG(a)	11,987
2,631	Muenchener Rueckversicherungs AG	396,760
884	RWE AG	42,215
8,380	SAP AG	585,310
1,353	Siemens AG	136,443
280	Solarworld AG	884
720	ThyssenKrupp AG	17,924
2,164	Volkswagen AG	348,916
		4,317,227
Greece — 0.0%
1,070	Alpha Bank AE	1,409
826	EFG Eurobank Ergasias SA	685
680	Hellenic Telecommunications Organization SA	2,910
875	National Bank of Greece SA	2,267
500	OPAP SA	4,859
454	Piraeus Bank SA	179
		12,309
Guernsey — 0.0%
3,229	Resolution, Ltd.	13,490

Hong Kong — 3.2%
14,800	AIA Group, Ltd.	54,332
4,840	Bank of East Asia, Ltd.	18,203
11,600	BOC Hong Kong Holdings, Ltd.	32,010
20,200	Cheung Kong Holdings, Ltd.	261,227
2,582	CLP Holdings, Ltd.	22,268
2,049	Esprit Holdings, Ltd.	4,137
3,801	Hang Lung Properties, Ltd.	13,970
2,100	Hang Seng Bank, Ltd.(a)	27,941
7,109	Hong Kong & China Gas Co., Ltd.	18,239
1,900	Hong Kong Exchanges and Clearing, Ltd.	31,978
5,100	Hutchison Whampoa, Ltd.	51,000
25,000	Jardine Strategic Holdings, Ltd.	763,442
230,000	Lenovo Group, Ltd.	207,492
8,258	Li & Fung, Ltd.	18,899
5,000	Link REIT	18,605
4,775	New World Development, Ltd.	5,750
3,100	Power Assets Holdings, Ltd.	22,791
1,900	Sun Hung Kai Properties, Ltd.	23,642
1,400	Swire Pacific, Ltd., Class A	15,692
121,000	Techtronic Industries Co.	163,843
5,000	Wharf Holdings, Ltd.	27,264
		1,802,725
India — 0.2%
4,100	Tata Motors, Ltd. ADR(a)	110,577

Indonesia — 1.2%
230,000	Bank Mandiri	172,603
41,000	Gudang Garam TBK PT	246,944
61,000	Indo Tambangraya Megah PT	290,517
		710,064
Ireland — 0.1%
1,331	CRH PLC	27,220
770	Elan Corp. PLC †	11,325
2,400	Experian PLC	37,436
		75,981

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Isle of Man — 0.0%
12,000	Genting Singapore PLC †	$16,283

Israel — 0.9%
3,800	Check Point Software Technologies, Ltd. † (a)	242,592
1,223	Israel Chemicals, Ltd.	14,129
3,800	Teva Pharmaceutical Industries, Ltd. ADR	171,228
1,500	Teva Pharmaceutical Industries, Ltd.	67,669
		495,618
Italy — 0.7%
1,997	Assicurazioni Generali SpA(a)	31,003
760	Atlantia SPA	12,619
4,660	Banca Monte dei Paschi di Siena SPA	1,965
1,530	Banco Popolare SC	2,902
10,820	Enel SPA	39,119
3,946	ENI SPA	92,476
1,510	Fiat Industrial SpA	16,114
1,510	Fiat SPA(a)	8,878
1,090	Finmeccanica SPA	5,902
20,320	Intesa Sanpaolo SPA	36,422
2,180	Intesa Sanpaolo SPA, RNC	3,364
2,310	Mediaset SPA(a)	6,367
1,375	Mediobanca SPA	8,075
436	Saipem SpA	22,526
4,476	Snam Rete Gas SPA	21,525
14,324	Telecom Italia SPA	17,050
13,120	Telecom Italia SPA, RNC	12,883
8,022	UniCredit SpA	40,173
1,132	Unione di Banche Italiane SCPA	4,798
		384,161
Japan — 13.2%
300	Advantest Corp.	4,787
1,600	Aeon Co., Ltd.	21,077
500	Aisin Seiki Co., Ltd.	17,783
685	Ajinomoto Co., Inc.(a)	8,615
1,100	Amada Co., Ltd.	7,471
13,200	Asahi Breweries, Ltd.	293,338
2,200	Asahi Glass Co., Ltd.	18,860
3,600	Asahi Kasei Corp.	22,346
900	Astellas Pharma, Inc.	37,070
4,100	Bank of Yokohama, Ltd. (The)	20,618
1,300	Bridgestone Corp.	31,792
13,500	Brother Industries, Ltd.	184,444
1,998	Canon, Inc.	95,576
2	Central Japan Railway Co.	16,517
1,400	Chiba Bank, Ltd. (The)	8,970
878	Chubu Electric Power Co., Inc.	15,870
500	Chugai Pharmaceutical Co., Ltd.	9,263
100	Credit Saison Co., Ltd.(a)	2,039
2,100	Dai Nippon Printing Co., Ltd.(a)	21,611
18	Dai-ichi Life Insurance Co., Ltd.	25,147
1,400	Daiichi Sankyo Co., Ltd.	25,591
600	Daikin Industries, Ltd.(a)	16,461
13,300	Dainippon Sumitomo Pharma Co., Ltd.(a)	141,570
2,000	Daito Trust Construction Co., Ltd.(a)	180,605
308	Daiwa House Industry Co., Ltd.	4,094
2,900	Daiwa Securities Group, Inc.(a)	11,555
948	Denso Corp.	32,032
500	Dentsu, Inc.(a)	16,019
700	East Japan Railway Co.	44,190
6,000	Eisai Co., Ltd.(a)	238,576
500	Electric Power Development Co., Ltd.(a)	13,597
300	FANUC Corp.	53,735
100	Fast Retailing Co., Ltd.	22,943

Shares		Value
Japan — 13.2% (continued)
1,000	FUJIFILM Holdings Corp.	$23,671
4,600	Fujitsu, Ltd.	24,419
1,900	Fukuoka Financial Group, Inc.	8,468
217	Hankyu Hanshin Holdings, Inc.	948
100	Hirose Electric Co., Ltd.(a)	10,563
8,773	Hitachi, Ltd.(a)	56,761
509	Hokkaido Electric Power Co., Inc.	7,486
1,600	Hokuhoku Financial Group, Inc.	3,067
2,900	Honda Motor Co., Ltd.	111,691
900	Hoya Corp.(a)	20,324
200	Ibiden Co., Ltd.	5,172
3	INPEX Corp.	20,398
23,400	ITOCHU Corp.	256,390
1,164	Japan Steel Works, Ltd. (The)(a)	8,034
8	Japan Tobacco, Inc.	45,284
700	JFE Holdings, Inc.	15,219
7,000	JGC Corp.	218,455
2,000	Joyo Bank, Ltd. (The)	9,191
700	JS Group Corp.	14,737
1,200	JTEKT Corp.(a)	14,526
2,261	JX Holdings, Inc.	14,107
4,300	Kajima Corp.	13,127
1,100	Kansai Electric Power Co., Inc. (The)	17,055
1,000	Kao Corp.	26,370
5	KDDI Corp.(a)	32,533
1,015	Keio Corp.(a)	7,283
121	Keyence Corp.	28,647
3,300	Kintetsu Corp.(a)	12,573
1,900	Kirin Holdings Co., Ltd.	24,740
6,100	Kobe Steel, Ltd.	9,975
1,800	Komatsu, Ltd.	51,758
1,100	Konica Minolta Holdings, Inc.(a)	9,706
1,133	Kubota Corp.	10,967
1,000	Kuraray Co., Ltd.	14,222
300	Kyocera Corp.	27,750
700	Kyushu Electric Power Co., Inc.	9,994
8,500	Makita Corp.	345,032
4,200	Marubeni Corp.	30,543
900	Marui Group Co., Ltd.	7,545
1,800	Mitsubishi Chemical Holdings Corp.	9,685
2,600	Mitsubishi Corp.	60,845
4,200	Mitsubishi Electric Corp.	37,504
2,200	Mitsubishi Estate Co., Ltd.	39,561
1,400	Mitsubishi Gas Chemical Co., Inc.(a)	9,420
6,000	Mitsubishi Heavy Industries, Ltd.	29,236
4,600	Mitsubishi Materials Corp.	14,684
22,456	Mitsubishi UFJ Financial Group, Inc.	112,692
3,400	Mitsui & Co., Ltd.	56,114
1,600	Mitsui Fudosan Co., Ltd.	30,897
2,700	Mitsui OSK Lines, Ltd.	11,850
37,500	Mizuho Financial Group, Inc.	61,698
750	MS&AD Insurance Group Holdings(a)	15,516
500	Murata Manufacturing Co., Ltd.	29,832
1,583	NEC Corp.	3,329
100	Nidec Corp.(a)	9,143
800	Nikon Corp.(a)	24,571
137	Nintendo Co., Ltd.	20,808
14,056	Nippon Electric Glass Co., Ltd.(a)	123,699
2,100	Nippon Express Co., Ltd.	8,243
9,989	Nippon Steel Corp.(a)	27,706
7,800	Nippon Telegraph & Telephone Corp.	353,528
2,800	Nippon Yusen KK	8,870
5,200	Nissan Motor Co., Ltd.(a)	55,910
400	Nitto Denko Corp.	16,312
475	NKSJ Holdings, Inc.	10,701
6,700	Nomura Holdings, Inc.	29,863

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Japan — 13.2% (continued)
2,100	NSK, Ltd.	$16,349
3	NTT Data Corp.(a)	10,629
32	NTT DoCoMo, Inc.	53,219
1,100	Obayashi Corp.	4,818
400	Olympus Corp.	6,571
500	Omron Corp.	10,828
180	ORIX Corp.(a)	17,294
47,800	Osaka Gas Co., Ltd.	191,868
4,165	Panasonic Corp.	38,838
16	Rakuten, Inc.	16,771
4,400	Resona Holdings, Inc.	20,353
1,100	Ricoh Co., Ltd.	10,810
200	Rohm Co., Ltd.	9,924
300	Secom Co., Ltd.(a)	14,783
400	Sega Sammy Holdings, Inc.	8,413
300	Seiko Epson Corp.(a)	4,252
19,000	Sekisui Chemical Co., Ltd.	165,530
1,700	Sekisui House, Ltd.	16,786
1,500	Seven & I Holdings Co., Ltd.	44,729
1,900	Sharp Corp.(a)	13,995
700	Shin-Etsu Chemical Co., Ltd.	40,733
1,300	Shinsei Bank, Ltd.	1,711
1,100	Shionogi & Co., Ltd.(a)	15,273
700	Shiseido Co., Ltd.	12,123
2,100	Shizuoka Bank, Ltd. (The)(a)	21,683
2,800	Showa Denko KK	6,410
138	SMC Corp.(a)	22,084
11,300	Softbank Corp.	336,414
4,544	Sojitz Corp.	8,165
1,800	Sony Corp.(a)	37,652
3,200	Sumitomo Chemical Co., Ltd.(a)	13,735
51,500	Sumitomo Corp.	748,639
1,900	Sumitomo Electric Industries, Ltd.	26,309
1,800	Sumitomo Heavy Industries, Ltd.	10,072
7,600	Sumitomo Metal Industries, Ltd.	15,504
1,300	Sumitomo Metal Mining Co., Ltd.	18,436
2,400	Sumitomo Mitsui Financial Group, Inc.	79,435
5,774	Sumitomo Mitsui Trust Holdings, Inc.	18,595
1,000	Sumitomo Realty & Development Co., Ltd.	24,352
1,000	Suzuki Motor Corp.(a)	24,095
600	T&D Holdings, Inc.	7,005
61,000	Taisei Corp.	159,605
1,300	Takashimaya Co., Ltd.	10,855
1,300	Takeda Pharmaceutical Co., Ltd.	57,283
200	TDK Corp.(a)	11,462
3,100	Teijin, Ltd.(a)	10,483
400	Terumo Corp.	19,221
2,500	Tobu Railway Co., Ltd.(a)	13,286
900	Tohoku Electric Power Co., Inc.	10,294
1,391	Tokio Marine Holdings, Inc.(a)	38,505
1,700	Tokyo Electric Power Co., Inc. (The)(a)	4,308
300	Tokyo Electron, Ltd.(a)	17,300
6,500	Tokyo Gas Co., Ltd.	30,675
3,000	Tokyu Corp.(a)	14,254
2,100	Toppan Printing Co., Ltd.(a)	16,513
2,700	Toray Industries, Inc.(a)	20,139
6,000	Toshiba Corp.	26,648
500	Toyota Industries Corp.(a)	15,231
4,755	Toyota Motor Corp.	206,900
500	Toyota Tsusho Corp.	10,260
400	West Japan Railway Co.	16,098
34	Yahoo Japan Corp.(a)	11,042
3,290	Yamada Denki Co., Ltd.(a)	206,630
600	Yamaha Motor Co., Ltd.	8,119

Shares		Value
Japan — 13.2% (continued)
1,200	Yamato Holdings Co., Ltd.	$18,640
		7,564,046
Jersey — 0.1%
709	Atrium European Real Estate, Ltd.	3,485
243	Randgold Resources, Ltd.	21,224
1,154	Shire PLC	36,924
		61,633
Luxembourg — 0.2%
1	APERAM	19
1,645	ArcelorMittal	31,491
173	Millicom International Cellular SA	19,618
818	SES SA	20,302
460	Subsea 7 SA(a)	12,184
1,197	Tenaris SA	22,855
		106,469
Malaysia — 0.6%
104,000	Axiata Group BHD	176,711
64,500	RHB Capital BHD	162,311
		339,022
Mexico — 0.8%
34,000	Grupo Financiero Banorte SAB de CV, Class O	151,134
6,300	Industrias Penoles SAB de CV(a)	305,723
		456,857
Netherlands — 1.7%
1,766	Aegon NV †	9,816
296	Akzo Nobel NV	17,485
806	ASML Holding NV	40,382
690	European Aeronautic Defence and Space Co. NV	28,257
600	Heineken NV	33,356
7,441	ING Groep NV, CVA †	61,969
1,780	Koninklijke Ahold NV	24,664
3,230	Koninklijke DSM NV	186,987
2,352	Koninklijke KPN NV	25,880
1,840	Koninklijke Philips Electronics NV	37,345
922	PostNL NV	5,695
1,203	Reed Elsevier NV	15,361
4,425	Royal Dutch Shell PLC, Class B	155,836
5,853	Royal Dutch Shell PLC, Class A	204,714
922	TNT Express NV	11,394
3,143	Unilever NV, CVA	106,939
660	Wolters Kluwer NV	12,504
		978,584
New Zealand — 0.0%
1,409	Chorus, Ltd. †	4,268
7,043	Telecom Corp. of New Zealand, Ltd.	14,005
		18,273
Norway — 1.7%
21,122	DnB NOR ASA	271,762
2,200	Norsk Hydro ASA(a)	12,001
2,150	Orkla ASA	17,019
22,272	Statoil ASA	604,509
965	Telenor ASA	17,914
404	Yara International ASA	19,258
		942,463
Portugal — 0.1%
3,730	Banco Comercial Portugues SA, Class R †	692
1,620	Brisa Auto-Estradas de Portugal SA	5,764
4,750	Energias de Portugal SA	13,817
770	Portugal Telecom SGPS SA	4,183
		24,456

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Russia — 1.6%
18,900	Gazprom OAO ADR	$231,145
5,650	Lukoil OAO ADR	340,972
8,800	Tatneft ADR	359,756
		931,873
Singapore — 2.5%
18,000	CapitaMalls Asia, Ltd.	23,455
3,000	DBS Group Holdings, Ltd.	33,898
14,800	Jardine Cycle & Carriage, Ltd.	569,367
4,298	Keppel Corp., Ltd.	37,564
6,000	Oversea-Chinese Banking Corp., Ltd.	42,590
1,825	SATS, Ltd.	3,616
2,500	Singapore Airlines, Ltd.	21,439
11,000	Singapore Technologies Engineering, Ltd.	28,449
107,200	Singapore Telecommunications, Ltd.	269,121
27,200	United Overseas Bank, Ltd.	397,229
4,000	Wilmar International, Ltd.	15,662
		1,442,390
South Africa — 3.0%
13,400	Aspen Pharmacare Holdings, Ltd.	206,990
8,400	Exxaro Resources, Ltd.	217,477
6,900	Imperial Holdings, Ltd.	139,809
9,400	MTN Group, Ltd.(a)	165,753
11,000	Remgro, Ltd.	191,407
5,400	Sasol, Ltd.	262,001
6,200	Tiger Brands, Ltd.	217,956
54,000	Woolworths Holdings, Ltd.	339,327
		1,740,720
South Korea — 4.2%
1,300	Daelim Industrial Co., Ltd.	141,113
850	Hyundai Department Store Co., Ltd.	130,643
10,500	Hyundai Marine & Fire Insurance Co., Ltd. †	302,388
1,100	Hyundai Motor Co.	227,148
3,800	Kia Motors Corp.	249,357
1,500	Samsung Electronics Co., Ltd. GDR	847,021
3,500	Samsung Heavy Industries Co., Ltd.	117,074
1,300	SK C&C Co., Ltd.	128,627
925	SK Holdings Co., Ltd.	120,622
825	SK Innovation Co., Ltd.	121,079
		2,385,072
Spain — 0.8%
609	Abertis Infraestructuras SA	10,374
138	Acciona SA(a)	9,620
144	ACS Actividades de Construccion y Servicios SA	3,684
6,885	Banco Bilbao Vizcaya Argentaria SA	54,881
1,882	Banco Popular Espanol SA(a)	6,758
15,222	Banco Santander SA	117,059
964	Distribuidora Internacional de Alimentacion SA †	4,778
828	Ferrovial SA	9,509
210	Fomento de Construcciones y Contratas SA	4,688
6,683	Iberdrola SA	37,951
380	Inditex SA	36,366
1,348	Indra Sistemas SA(a)	16,530
1,540	Repsol YPF SA	38,713
7,636	Telefonica SA	125,281
		476,192
Sweden — 2.6%
800	Assa Abloy AB, Class B	25,063
1,100	Atlas Copco AB, Class A(a)	26,614
640	Atlas Copco AB, Class B	13,795

Shares		Value
Sweden — 2.6% (continued)
600	Electrolux AB, Ser B(a)	$12,681
1,690	Hennes & Mauritz AB, Class B	61,092
6,200	Nordea Bank AB	56,380
2,000	Sandvik AB	28,859
1,000	Scania AB, Class B	20,800
1,100	Securitas AB, Class B	10,605
3,840	Skandinaviska Enskilda Banken AB, Class A	27,288
12,700	SKF AB, Class B	309,980
1,799	SSAB AB, Class A(a)	17,024
1,500	Svenska Cellulosa AB, Class B	25,994
10,221	Svenska Handelsbanken AB, Class A(a)	325,857
25,113	Swedbank AB, Class A(a)	390,397
5,609	Telefonaktiebolaget LM Ericsson, Class B	58,039
4,100	TeliaSonera AB	28,604
2,283	Volvo AB, Class B(a)	33,257
		1,472,329
Switzerland — 2.9%
13,641	ABB, Ltd.	279,171
130	Actelion, Ltd.	4,753
340	Adecco SA	17,808
775	Cie Financiere Richemont SA	48,577
1,930	Credit Suisse Group AG	55,008
90	Geberit AG	18,805
530	Holcim, Ltd.(a)	34,498
673	Julius Baer Group, Ltd.	27,175
5,390	Nestle SA	339,120
325	Nobel Biocare Holding AG	4,063
4,054	Novartis AG	224,420
1,203	Roche Holding AG	209,359
16	SGS SA(a)	31,115
1,470	STMicroelectronics NV	12,035
79	Swatch Group AG (The)	36,317
66	Swiss Life Holding AG	7,854
481	Swiss Re, Ltd.	30,716
48	Swisscom AG	19,411
166	Syngenta AG	57,201
149	Synthes, Inc.(A)	25,847
640	Transocean, Ltd.	34,958
6,220	UBS AG	87,172
260	Zurich Financial Services AG	69,882
		1,675,265
Thailand — 0.6%
26,500	Advanced Info Service PCL	157,933
29,000	Bangkok Bank PCL	174,102
		332,035
Turkey — 0.3%
46,500	KOC Holding AS	189,019

United Kingdom — 15.1%
2,297	3i Group PLC	7,868
566	Aggreko PLC	20,381
2,159	Anglo American PLC	80,926
2,368	ARM Holdings PLC	22,341
2,142	AstraZeneca PLC	95,208
4,840	Aviva PLC	25,690
6,290	BAE Systems PLC	30,188
20,206	Barclays PLC	76,145
5,496	BG Group PLC	127,433
21,463	BHP Billiton PLC	657,776
112,697	BP PLC	839,280
18,843	British American Tobacco PLC	949,202
1,069	British Land Co. PLC	8,205
2,330	British Sky Broadcasting Group PLC	25,207

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
United Kingdom — 15.1% (continued)
15,169	BT Group PLC, Class A	$54,948
4,422	Cable & Wireless Communications PLC	2,286
4,422	Cable & Wireless Worldwide PLC	2,406
1,307	Cairn Energy PLC	6,770
1,219	Capita Group PLC (The)	14,297
400	Carnival PLC	12,784
9,673	Centrica PLC	48,969
3,980	Compass Group PLC	41,724
3,710	Diageo PLC	89,321
45,000	G4S PLC	196,063
8,475	GlaxoSmithKline PLC	189,464
490	Hammerson PLC	3,259
2,878	Home Retail Group PLC	5,250
64,259	HSBC Holdings PLC	570,758
10,560	Imperial Tobacco Group PLC	428,371
619	Intercontinental Hotels Group PLC	14,381
3,260	International Power PLC	21,118
3,120	J Sainsbury PLC	15,527
350	Johnson Matthey PLC	13,201
4,950	Kingfisher PLC	24,286
970	Land Securities Group PLC	11,212
13,730	Legal & General Group PLC	28,716
69,344	Lloyds Banking Group PLC †	37,316
350	London Stock Exchange Group PLC	5,793
3,512	Man Group PLC	7,585
2,730	Marks & Spencer Group PLC	16,545
20,559	National Grid PLC	207,210
95	Next PLC	4,529
12,240	Old Mutual PLC	31,074
6,940	Pearson PLC	129,355
4,759	Prudential PLC	57,024
1,018	Reckitt Benckiser Group PLC	57,596
1,930	Reed Elsevier PLC	17,107
2,290	Rexam PLC	15,683
9,539	Rio Tinto PLC	528,716
3,689	Rolls-Royce Holdings PLC	47,923
28,552	Royal Bank of Scotland Group PLC †	12,619
5,679	RSA Insurance Group PLC	9,504
1,780	SABMiller PLC	71,479
2,200	Sage Group PLC (The)	10,533
16,900	Schroders PLC	427,207
1,550	Scottish & Southern Energy PLC	32,961
500	Severn Trent PLC	12,349
2,010	Smith & Nephew PLC	20,368
641	Smiths Group PLC	10,789
19,500	Standard Chartered PLC	486,944
27,400	Tate & Lyle PLC	309,012
13,225	Tesco PLC	69,801
1,461	Tullow Oil PLC	35,709
1,971	Unilever PLC	65,028
1,228	United Utilities Group PLC	11,816
156,196	Vodafone Group PLC	430,839
35,000	WH Smith PLC	305,099
5,225	Whitbread PLC	154,053
30,000	William Hill PLC	125,402
5,515	WM Morrison Supermarkets PLC	26,290
586	Wolseley PLC	22,389
2,730	WPP PLC	37,328
3,750	Xstrata PLC	64,244
		8,676,180
Total Common Stock (Cost $49,710,629)		50,839,858

Shares		Value

EXCHANGE TRADED FUNDS — 9.9%
400	iShares MSCI EAFE Index Fund(a)	$21,960
130,439	Vanguard MSCI Emerging Markets ETF	5,670,183

Total Exchange Traded Fund (Cost $6,003,014)		5,692,143

PREFERRED STOCK — 0.6%
Brazil — 0.4%
6,100	Cia de Bebidas das Americas	251,994

Germany — 0.2%
276	Henkel AG & Co. KGAA(a)	20,226
190	Porsche Automobil Holding SE	11,214
284	Volkswagen AG(a)	49,945
		81,385
Total Preferred Stock (Cost $250,066)		333,379

PRIVATE COMPANY — 0.0%
Malta — 0.0%
7,765	BGP Holdings PLC † (c)	—

Total Private Company (Cost $–)		—
SHORT-TERM INVESTMENTS — 11.3%
6,186,975	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(b) (d)	6,186,975
326,670	Northern Trust Institutional Government Select Portfolio, 0.010% (d)	326,669
Total Short-Term Investments (Cost $6,513,644)		6,513,644

Total Investments — 110.4%
(Cost $62,477,353)††		63,379,024
Other Assets & Liabilities, Net — (10.4)%		(5,954,021)
NET ASSETS — 100.0%		$57,425,003

†	Non-income producing security.
††	At March 31, 2012, the tax basis cost of the Fund’s investments was $62,477,353 and the unrealized appreciation and depreciation were $6,183,726 and $(5,282,055), respectively.
(a)	This security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $5,956,323.
(b)	The security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2012 was $6,186,975.
(c)	Security fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2012, the total market value of this security was $0 and represented 0.0% of Net Assets.
(d)	Rate shown is 7-day effective yield as of March 31, 2012.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
EAFE— Europe, Australasia, Far East
ETF— Exchange Traded Fund
MSCI— Morgan Stanley Capital International
PLC— Public Limited Company
PPS— Price Protected Shares
REIT — Real Estate Investment Trust
VVPR— Voter Verified Paper Record

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Amounts designated as “—”are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2*	Level 3		Total
Common Stock
Australia	249,433	2,578,086	—		2,827,519
Austria	—	44,007	—		44,007
Belgium	3	186,143	—		186,146
Bermuda	—	241,672	—		241,672
Brazil	1,679,475	—	—		1,679,475
Canada	2,147,048	—	—		2,147,048
Cayman Islands	—	124,029	—		124,029
China	—	1,636,386	—		1,636,386
Denmark	—	590,649	—		590,649
Finland	—	713,211	—		713,211
France	—	2,898,403	—		2,898,403
Germany	—	4,317,227	—		4,317,227
Greece	—	12,309	—		12,309
Guernsey	—	13,490	—		13,490
Hong Kong	—	1,802,725	—		1,802,725
India	110,577	—	—		110,577
Indonesia	—	710,064	—		710,064
Ireland	—	75,981	—		75,981
Isle of Man	—	16,283	—		16,283
Israel	413,820	81,798	—		495,618
Italy	—	384,161	—		384,161
Japan	—	7,564,046	—		7,564,046
Jersey	—	61,633	—		61,633
Luxembourg	—	106,469	—		106,469
Malaysia	—	339,022	—		339,022
Mexico	456,857	—	—		456,857
Netherlands	—	978,584	—		978,584
New Zealand	4,268	14,005	—		18,273
Norway	—	942,463	—		942,463
Portugal	—	24,456	—		24,456
Russia	—	931,873	—		931,873
Singapore	—	1,442,390	—		1,442,390
South Africa	—	1,740,720	—		1,740,720
South Korea	—	2,385,072	—		2,385,072
Spain	—	476,192	—		476,192
Sweden	—	1,472,329	—		1,472,329
Switzerland	—	1,675,265	—		1,675,265
Thailand	—	332,035	—		332,035
Turkey	—	189,019	—		189,019
United Kingdom	—	8,676,180	—		8,676,180
	5,061,481	45,778,377	—		50,839,858

Short-Term Investments	6,513,644	—	—		6,513,644

Exchange-Traded Funds	5,692,143	—	—		5,692,143

Preferred Stock	251,994	81,385	—		333,379

Private Company
Malta	—	—	—	^	—

Total Investments in Securities	$17,519,262	$45,859,762	$—		$63,379,024

*	Represents securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor.
^
This security was categorized as Level 3 and had a market value of $0 as of March 31, 2012 and the value has remained zero throughout the period ended March 31, 2012. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the period ended March 31, 2012.

For the period ended December 31, 2011, the transfers out of Level 1 and into Level 2 were $3,402,130 and the transfers out of Level 2 into Level 1 were $(861,957). The transfers were related to the fair value of certain international securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Socially Responsible Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 97.1%
Consumer Discretionary — 13.9%
632	Amazon.com, Inc. †	$127,986
26,856	Comcast Corp. Special, Class A(a)	805,948
13,860	Ford Motor Co.(a)	173,111
4,710	Harley-Davidson, Inc.(a)	231,167
12,343	Home Depot, Inc. (The)	620,976
1,180	Honda Motor Co., Ltd. ADR(a)	45,348
2,610	Johnson Controls, Inc.	84,773
3,790	Lennar Corp., Class A(a)	103,012
3,926	McDonald's Corp.	385,141
8,429	News Corp., Class A	165,967
14,060	News Corp., Class B	280,919
2,830	Starwood Hotels & Resorts Worldwide, Inc.	159,640
26,994	Target Corp.	1,572,940
13,250	TJX Cos., Inc.	526,158
13,130	Toll Brothers, Inc. † (a)	314,989
24,074	Walt Disney Co. (The)(a)	1,053,960
6,384	Yum! Brands, Inc.	454,413
		7,106,448
Consumer Staples — 10.8%
7,631	Coca-Cola Co. (The)	564,770
8,922	Costco Wholesale Corp.	810,118
7,570	CVS Caremark Corp.	339,136
12,800	Estee Lauder Cos., Inc. (The), Class A	792,832
5,768	General Mills, Inc.(a)	227,548
5,580	HJ Heinz Co.(a)	298,809
1,640	Kellogg Co.	87,953
3,646	Kimberly-Clark Corp.	269,403
7,506	Kraft Foods, Inc., Class A	285,303
9,680	McCormick & Co., Inc.(a)	526,882
4,804	PepsiCo, Inc.	318,746
14,745	Procter & Gamble Co. (The)	991,011
		5,512,511
Energy — 7.1%
3,110	Anadarko Petroleum Corp.	243,637
4,826	Apache Corp.	484,723
2,435	Cameron International Corp. †	128,641
7,610	ConocoPhillips	578,436
8,542	Devon Energy Corp.	607,507
2,780	Diamond Offshore Drilling, Inc.(a)	185,565
4,430	Hess Corp.	261,149
4,880	National Oilwell Varco, Inc.	387,814
1,264	Newfield Exploration Co. †	43,836
9,790	Petroleo Brasileiro SA ADR	260,022
2,404	Schlumberger, Ltd.	168,112
3,802	Spectra Energy Corp.	119,953
9,336	Weatherford International, Ltd. †	140,880
		3,610,275
Financials — 15.7%
150	Alleghany Corp. †	49,365
4,170	American Express Co.	241,276
8,157	American Tower Corp., Class A	514,054
20,066	Annaly Capital Management, Inc.(a)	317,444
5	Berkshire Hathaway, Inc., Class A †	609,500
3,670	Capital One Financial Corp.(a)	204,566
2,190	CIT Group, Inc. †	90,316
15,751	Citigroup, Inc.	575,699
15,172	Forest City Enterprises, Inc., Class A † (a)	237,594
21,027	JPMorgan Chase & Co.	966,821
20,282	MetLife, Inc.	757,533
3,360	Moody's Corp.(a)	141,456

Shares		Value
Financials — 15.7% (continued)
10,470	Morgan Stanley(a)	$205,631
3,160	Prudential Financial, Inc.	200,312
8,065	SunTrust Banks, Inc.	194,931
16,680	Travelers Cos., Inc. (The)	987,456
7,670	U.S. Bancorp	242,986
3,317	Visa, Inc., Class A	391,406
31,689	Wells Fargo & Co.	1,081,862
		8,010,208
Health Care — 10.3%
2,637	Abbott Laboratories	161,622
9,708	Aetna, Inc.	486,953
4,438	AmerisourceBergen Corp., Class A	176,100
2,892	Amgen, Inc.(a)	196,627
18,774	Bristol-Myers Squibb Co.	633,623
2,470	Covidien PLC	135,060
2,830	Express Scripts, Inc., Class A † (a)	153,329
9,575	GlaxoSmithKline PLC ADR(a)	430,013
12,564	Johnson & Johnson	828,721
14,263	Merck & Co., Inc.	547,699
1,820	Onyx Pharmaceuticals, Inc. †	68,578
47,134	Pfizer, Inc.	1,068,056
4,260	Thermo Fisher Scientific, Inc.	240,179
2,420	UnitedHealth Group, Inc.	142,635
		5,269,195
Industrials — 8.1%
3,320	3M Co.	296,177
1,100	Caterpillar, Inc.	117,172
4,050	Covanta Holding Corp.	65,732
710	Cummins, Inc.	85,228
9,513	Eaton Corp.(a)	474,033
8,570	Emerson Electric Co.	447,182
44,635	General Electric Co.	895,825
4,640	Honeywell International, Inc.	283,272
9,780	Tyco International, Ltd.	549,440
10,651	United Parcel Service, Inc., Class B	859,749
2,364	Waste Management, Inc.(a)	82,645
		4,156,455
Information Technology — 20.2%
3,571	Apple, Inc. †	2,140,707
4,750	ASML Holding NV, NY Shares, Class G(a)	238,165
4,570	Autodesk, Inc. †	193,402
8,628	Automatic Data Processing, Inc.	476,179
7,200	Broadcom Corp., Class A	282,960
31,492	Cisco Systems, Inc.	666,056
2,300	Citrix Systems, Inc. †	181,493
10,389	eBay, Inc. †	383,250
7,162	EMC Corp. †	214,000
1,673	Google, Inc., Class A †	1,072,795
5,084	International Business Machines Corp.	1,060,777
43,152	Microsoft Corp.	1,391,652
4,824	Motorola Solutions, Inc.	245,204
15,110	Oracle Corp.	440,608
8,069	QUALCOMM, Inc.	548,853
2,630	SAP AG ADR(a)	183,627
11,180	Texas Instruments, Inc.	375,760
4,080	VeriFone Systems, Inc. † (a)	211,630
		10,307,118
Materials — 5.1%
13,960	Alcoa, Inc.(a)	139,879
3,417	BHP Billiton, Ltd. ADR(a)	247,391
7,017	Celanese Corp., Ser A, Class A	324,045
8,305	Ecolab, Inc.	512,585

Wilshire Variable Insurance Trust
Socially Responsible Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Materials — 5.1% (continued)
4,255	EI du Pont de Nemours & Co.	$225,089
15,230	International Paper Co.	534,573
390	LyondellBasell Industries NV, Class A	17,024
6,373	PPG Industries, Inc.	610,533
		2,611,119
Telecommunication Services — 2.6%
20,749	AT&T, Inc.	647,991
17,581	Verizon Communications, Inc.(a)	672,122
		1,320,113
Utilities — 3.3%
4,160	National Grid PLC ADR(a)	209,997
9,357	NextEra Energy, Inc.(a)	571,526
16,340	NV Energy, Inc.(a)	263,401
4,150	Sempra Energy(a)	248,834
11,430	Wisconsin Energy Corp.(a)	402,107
		1,695,865
Total Common Stock (Cost $36,665,914)		49,599,307

SHORT-TERM INVESTMENTS — 18.3%
7,595,559	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(b) (c)	7,595,559
1,762,025	Northern Trust Institutional Government Select Portfolio, 0.010% (c)	1,762,024

Total Short-Term Investments (Cost $9,357,583)		9,357,583

Total Investments — 115.4%
(Cost $46,023,497)††		58,956,890
Other Assets & Liabilities, Net — (15.4)%		(7,852,245)
NET ASSETS — 100.0%		$51,104,645

†	Non-income producing security.
††	At March 31, 2012, the tax basis cost of the Fund's investments was $46,023,497, and the unrealized appreciation and depreciation were $13,341,805 and $(408,412) respectively.
(a)	This security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $7,416,791.
(b)	The security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2012 was $7,595,559.
(c)	Rate shown is the 7-day effective yield as of March 31, 2012.

ADR — American Depositary Receipt
NY— New York
PLC— Public Limited Company

As of March 31, 2012, all of the Fund’s investments in securities were considered Level 1.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust	March 31, 2012
Schedules of Investments	(Unaudited)

	2015 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 97.2%
51,369	iShares Barclays TIPS Bond Fund	$6,043,563
30,050	Market Vectors Emerging Markets Local Currency Bond ETF	789,714
6,680	SPDR Barclays Capital High Yield Bond ETF	262,991
16,906	SPDR Barclays Capital International Treasury Bond ETF	1,013,515
12,070	Vanguard Global ex-U.S. Real Estate ETF	567,411
106,260	Vanguard MSCI EAFE ETF	3,616,028
26,046	Vanguard MSCI Emerging Markets ETF	1,132,219
9,216	Vanguard REIT ETF	586,230
131,800	Vanguard S&P 500 ETF (a)	8,483,966
9,180	Vanguard Short-Term Bond ETF	743,121
6,767	Vanguard Small-Cap Growth ETF (a)	588,458
20,489	Vanguard Small-Cap Value ETF (a)	1,442,016
20,830	Vanguard Total Bond Market ETF	1,734,722

Total Exchange Traded Funds - 97.2%
(Cost $25,051,602)		27,003,954

SHORT-TERM INVESTMENTS - 4.7%
464,450	Northern Trust Institutional Liquid Asset Portfolio, 0.01%(b) (c)
	(Cost $464,450)	464,450
842,184	Northern Trust Institutional Government Select Portfolio, 0.01% (c)
	(Cost $842,184)	842,184

Total Short-Term Investments - 4.7%
(Cost $1,306,634)		1,306,634

Total Investments - 101.9%
(Cost $26,358,236) †		28,310,588
Other Assets & Liabilities, Net - (1.9)%		(528,616)
NET ASSETS - 100.0%		$27,781,972

	2025 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 97.6%
44,378	iShares Barclays TIPS Bond Fund	$5,221,072
36,990	Market Vectors Emerging Markets Local Currency Bond ETF	972,097
8,306	SPDR Barclays Capital High Yield Bond ETF	327,007
16,502	SPDR Barclays Capital International Treasury Bond ETF	989,295
14,040	Vanguard Global ex-U.S. Real Estate ETF	660,020
156,450	Vanguard MSCI EAFE ETF	5,323,994
29,811	Vanguard MSCI Emerging Markets ETF	1,295,884
10,830	Vanguard REIT ETF	688,896
164,340	Vanguard S&P 500 ETF (a)	10,578,566
12,190	Vanguard Short-Term Bond ETF	986,780
11,610	Vanguard Small-Cap Growth ETF	1,009,606
23,827	Vanguard Small-Cap Value ETF (a)	1,676,944
39,382	Vanguard Total Bond Market ETF	3,279,733

Total Exchange Traded Funds - 97.6%
(Cost $31,135,709)		33,009,894

SHORT-TERM INVESTMENTS - 13.5%
3,689,293	Northern Trust Institutional Liquid Asset Portfolio, 0.01%(b) (c)
	(Cost $3,689,293)	3,689,293
864,648	Northern Trust Institutional Government Select Portfolio, 0.01% (c)
	(Cost $864,648)	864,648

Total Short-Term Investments - 13.5%
(Cost $4,553,941)		4,553,941

Total Investments - 111.1%
(Cost $35,689,650) †		37,563,835
Other Assets & Liabilities, Net - (11.1)%		(3,747,700)
NET ASSETS - 100.0%		$33,816,135

Wilshire Variable Insurance Trust	March 31, 2012
Schedules of Investments	(Unaudited)

	2035 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 97.5%
23,611	iShares Barclays TIPS Bond Fund	$2,777,834
26,110	Market Vectors Emerging Markets Local Currency Bond ETF	686,171
17,470	SPDR Barclays Capital High Yield Bond ETF	687,794
11,576	SPDR Barclays Capital International Treasury Bond ETF	693,981
14,720	Vanguard Global ex-U.S. Real Estate ETF	691,987
216,710	Vanguard MSCI EAFE ETF	7,374,641
39,239	Vanguard MSCI Emerging Markets ETF	1,705,719
11,474	Vanguard REIT ETF	729,861
195,740	Vanguard S&P 500 ETF (a)	12,599,784
8,630	Vanguard Short-Term Bond ETF	698,599
12,349	Vanguard Small-Cap Growth ETF	1,073,869
20,361	Vanguard Small-Cap Value ETF	1,433,007
45,924	Vanguard Total Bond Market ETF	3,824,551

Total Exchange Traded Funds - 97.5%
(Cost $33,493,677)		34,977,798

SHORT-TERM INVESTMENTS - 26.7%
8,626,350	Northern Trust Institutional Liquid Asset Portfolio, 0.01%(b) (c)
	(Cost $8,626,350)	8,626,350
936,097	Northern Trust Institutional Government Select Portfolio, 0.01%(c)
	(Cost $936,097)	936,097

Total Short-Term Investments - 26.7%
(Cost $9,562,447)		9,562,447

Total Investments - 124.2%
(Cost $43,056,124) †		44,540,245
Other Assets & Liabilities, Net - (24.2)%		(8,672,724)
NET ASSETS - 100.0%		$35,867,522

†	The federal tax cost, unrealized appreciation and depreciation at March 31, 2012 for each fund is as follows:

		Aggregate	Aggregate
		Gross	Gross
		Unrealized	Unrealized
Fund	Tax Cost	Appreciation	Depreciation

2015 ETF	$26,358,236	$2,402,037	$(449,685)
2025 ETF	35,689,650	2,357,754	(483,569)
2035 ETF	43,056,124	2,136,313	(652,192)

(a)
This security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan for 2015 ETF, 2025 ETF and 2035 ETF was $455,830, $3,625,192 and $8,477,529, respectively.

(b)
As of March 31, 2012, the securities were purchased with cash collateral held from securities on loan. The total value of such securities for 2015 ETF, 2025 ETF and 2035 ETF 2012 were $464,450, $3,689,293 and $8,626,350, respectively.

(c)	Rate shown is the 7-day effective yield as of March 31, 2012

EAFE — Europe, Australasia, Far East
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipt
TIPS — Treasury Inflationary Protection Securities

As of March 31, 2012, all of the Funds’ investments in securities were considered Level 1.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual and annual financial statements.

WIL-QH-003-0600

Item 2.  Controls and Procedures

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)	/s/ Jamie B. Ohl
Jamie B. Ohl, President

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jamie B. Ohl
Jamie B. Ohl, President

Date: May 30, 2012

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: May 30, 2012